1933 Act File No. 33-26516
                                          1940 Act File No. 811-5752

                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549

                                       Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ------

    Pre-Effective Amendment No.         ....................
                                --------                          ------

    Post-Effective Amendment No.  32  ......................         X
                                 -----                            ------

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                  ------

    Amendment No.   31 .....................................         X
                  -----                                           ------

                             INDEPENDENCE ONE MUTUAL FUNDS

                  (Exact Name of Registrant as Specified in Charter)

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                               Federated Investors Tower
                                  1000 Liberty Avenue
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

      immediately upon filing pursuant to paragraph (b)
_     on _______________ pursuant to paragraph (b)
_     60 days after filing pursuant to paragraph (a)(i)
_X_   on  June 30, 2001__ pursuant to paragraph (a)(i)
_     75 days after filing pursuant to paragraph (a)(ii)
      on               pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, NW
Washington, DC  20037-1526



Prospectus
Independence One(R)
Mutual Funds

     Independence One(R) Mutual Funds offers eight portfolios, including three equity funds, two bond funds and three money market funds. This prospectus relates to the three money market funds:

Independence One Prime Money Market Fund
Class K Shares
Class Y Shares

Independence One
U.S. Treasury Money Market Fund
Class K Shares

Independence One
Michigan Municipal Cash Fund
Class K Shares

   June 30, 2001

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense. For more information about any of the Independence One(R) Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.



Independence One(R) Mutual Funds


Contents
 Fund Goals, Strategies, Performance and Risk
                                         1
 Principal Risks of the Funds
                                         2
 What are the Funds' Fees and Expenses?
                                         6
 Principal Securities in Which the Funds Invest
                                         8
 Specific Risks of Investing in the Funds
                                        11
 What do Shares Cost?
                                        12
 How are the Funds Sold?
                                        12
 How to Purchase Shares
                                        13
 How to Redeem and Exchange Shares
                                        15
 Account and Share Information
                                        19
 Who Manages the Funds?
                                        20
 Financial Information
                                        21

Fund Goals, Strategies, Performance and Risk

The following describes the investment goals, strategies, and principal risks of Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund and Independence One Michigan Municipal Cash Fund (the "Funds"). There can be no assurance that a Fund will achieve its goal.

Independence One Prime Money Market Fund

Goal: Seeks to provide current income consistent with stability of principal.

Strategy: The Fund pursues its investment objective by investing exclusively in a portfolio of corporate, municipal, U.S. government and other money market instruments (high quality, short-term debt securities) maturing in 397 days or less. The securities in which the Fund invests must be either rated in the highest short-term category by at least one nationally recognized statistical rating organization ("NRSRO") or be of comparable quality thereto.

The Adviser uses macroeconomic credit and market analysis to select portfolio securities. In doing so, the Adviser assesses a variety of factors, including the current and expected U.S. economic growth, interest rates and inflation rates.

Independence One U.S. Treasury Money Market Fund

Goal: Seeks to provide current income consistent with stability of principal.

Strategy: The Fund pursues its investment objective by investing only in a portfolio of short-term U.S. Treasury obligations. U.S. Treasury obligations are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States. The Adviser selects securities after assessing macroeconomic factors, including current and expected interest rates.

Independence One Michigan Municipal Cash Fund

Goal: Seeks to provide stability of income and current income exempt from federal regular income tax and Michigan state income tax consistent with stability of principal.

In addition, the Fund provides income exempt from the Michigan intangibles tax and income taxes of Michigan municipalities.

Strategy: The Fund pursues its investment objective by investing at least 80% of its assets in a portfolio of Michigan municipal securities maturing in 397 days or less. The securities in which the Fund invests must be either rated in one of the two highest short-term rating categories by at least one NRSRO or be of comparable quality thereto. In addition to the Fund's investment objective as stated above, the Fund provides income exempt from the Michigan intangible tax and income taxes of Michigan municipalities.

The Adviser uses macroeconomic credit and market analysis to select portfolio securities. In doing so, the Adviser assesses a variety of factors, including the current and expected U.S. economic growth, interest rates and inflation rates.

Principal Risks of the Funds

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.

For example, a Fund's share price may decline and an investor could lose money. Thus, although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money. Also, there is no assurance that a Fund will achieve its investment objective. The Shares offered by this prospectus are not deposits or obligations of any bank, and are not endorsed or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



Risks            Prime        U.S. Treasury     Michigan
                 Money        Money Market      Municipal
                 Market       Fund              Cash Fund
                 Fund

Credit Risks 1       x                                 x

Interest Rate        x               x                 x
Risks 2

Tax Risks 3                                            x

Sector Risks                                           x
4, 5

     1 The possibility that an issuer will default on a security by failing to pay interest or principal when due.

     2 Prices of fixed income securities rise and fall in response to interest rate changes.

     3 Changes in federal tax laws may cause the prices of municipal securities to fall.

     4 Because the Michigan Municipal Cash Fund's portfolio may be comprised of securities issued or credit enhanced by issuers located in the same state, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

     5 Because the Michigan Municipal Cash Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

Independence One Prime Money Market Fund Risk/Return
Bar Chart and Table (to be filed by amendment)



What are the Funds' Fees and Expenses? (to be filed by amendment)

[Graphic Representation Omitted - See Appendix]



Independence One(R) Money Market Funds Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Independence One

Principal Securities in Which the Funds Invest

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Funds may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Corporate Debt Securities

The corporate debt securities held by the Prime Money Market Fund are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

The Prime Money Market Fund may invest in bank instruments. Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based in part upon its credit enhancement.

Certain of the Prime Money Market Fund and Michigan Municipal Cash Fund's investments may be credit enhanced. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Tax Exempt Securities

The Michigan Municipal Cash Fund invests in tax exempt securities. Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could potentially result in a default on the bonds.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Temporary Defensive Investments

The Michigan Municipal Cash Fund may temporarily depart from its principal investment strategies by investing its assets in temporary investments. Interest income from temporary investments may be taxable to shareholders as ordinary income. These temporary investments may include: obligations issued by or on behalf of municipal or corporate issuers having the same quality characteristics as municipal securities purchased by the Fund; marketable obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; instruments issued by banks or savings associations which have capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment and if their deposits are insured by the BIF or the SAIF, which are both administered by the Federal Deposit Insurance Corporation ("FDIC"); repurchase agreements and prime commercial paper rated A-1 by Standard & Poor's ("S&P"), Prime-1 by Moody's Investor Service, Inc. ("Moody's"), or F-1 by Fitch IBCA, Inc. ("Fitch"), and variable amount demand master notes.

Investment Ratings

The securities in which the Prime Money Market Fund invests must be rated in the highest short-term rating category by one or more nationally recognized rating services or be of comparable quality to securities having such ratings. The securities in which the Michigan Municipal Cash Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

Specific Risks of Investing in the Funds

[Graphic Representation Omitted - See Appendix]

Credit Risks

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Tax Risks

o In order to be tax exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

o Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Sector Risks

o A substantial part of a Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Michigan Risks

o Since the Michigan Municipal Cash Fund invests primarily in issuers from a single state, the Fund may be subject to additional risks compared to funds that invest in multiple states. Michigan's economy is among the most cyclical of states, remaining heavily dependent on domestic auto production and durable goods consumption. Any downturn in these and other industries may adversely affect the economy of the state.

What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. Shares of the Funds are sold at net asset value (NAV). The Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge or a contingent deferred sales charge. Investors who purchase, redeem or exchange through a financial intermediary may be charged a service fee by that financial intermediary. Financial intermediaries are authorized to accept purchase and redemption orders from their customers on behalf of the Funds.

NAV is determined at 12:00 noon and 4:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

How are the Funds Sold?

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutional investors and individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

Rule 12b-1 Plan

The U.S. Treasury Money Market Fund and Michigan Municipal Cash Fund have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. The Funds will not accrue any distribution expenses pursuant to the Plan until a separate class of shares has been registered with the Securities and Exchange Commission.

How to Purchase Shares

You may purchase Shares through Independence One Brokerage Services, Inc. ("Independence One"), or through brokers or dealers which have a sales agreement with the Distributor. The Funds reserve the right to reject any request to purchase or exchange Shares. The minimum initial investment in Prime Money Market Fund (Class K Shares), the U.S. Treasury Money Market Fund, and Michigan Municipal Cash Fund by an investor is $1,000. The minimum initial investment in Prime Money Market Fund (Class Y Shares) by an investor is $1,000,000. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund for Class Y Shares.

Subsequent investments in all the Funds must be in amounts of at least $100.

Through an Investment Professional

o Establish an account with the investment professional; and

o Submit your purchase order to the investment professional.

o You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 11:00 a.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

o In the case of Prime Money Market Fund (Class Y Shares only), under limited circumstances, you will receive that day's dividend if orders are received by the Fund before 2:00 p.m. (Eastern time).

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

Through Independence One

o Establish your account with the Fund by calling toll free 1-800-334-2292; and

o Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.



[Graphic Representation Omitted - See Appendix]



By Wire

Place your order with an investment professional or call 1-800-334-2292 and send your wire to:

   Federated   Shareholder   Services   Company  c/o  Independence  One  Capital
Management Corporation

Farmington Hills, Michigan

Dollar Amount of Wire

For Credit to: Independence One (include name of Fund and, if applicable, "Class K Shares" or "Class Y Shares")

Account Number: 6856238933

ABA Number: 072000805

Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to [Independence One (include name of Fund and, if applicable, "Class K Shares" or "Class Y Shares")], note your account number on the check, and mail it to:

Independence One Mutual Funds

27777 Inkster Road

Mail Code 10-52

Farmington Hills, Michigan 48333-9065

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally payable to someone other than you or the Fund). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

Through an Exchange

You may purchase Shares through an exchange from another Independence One Mutual Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

Through a Cash Sweep Program

Cash accumulations in demand deposit accounts with depository institutions such as banks and savings associations may be automatically invested in shares of the Funds on a day selected by the depository institution and its customer, or when the demand deposit account reaches a predetermined dollar amount (e.g. $5,000).

Participating Depository Institutions. Participating depository institutions are responsible for prompt transmission of orders relating to the program. These depository institutions are the record owners of the shares of the Funds. Depository institutions participating in this program may charge their customers for their services relating to the program. This prospectus should, therefore, be read together with any agreement between the customer and the depository institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

By Systematic Investment Program


Once you have opened an account, shareholders of Prime Money Market Fund (Class K Shares), U.S. Treasury Money Market Fund and Michigan Municipal Cash Fund may automatically purchase additional Shares on a regular basis in a minimum amount of $100. A shareholder may apply for participation in this program through Independence One Capital Management Corporation by calling 1-800-334-2292.


By Automated Clearing House (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

Retirement Investments

You may purchase Shares of the Prime Money Market Fund and U.S. Treasury Money Market Fund as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o through  Independence One.

Through an Investment Professional

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

Through Independence One

By Telephone

You may redeem or exchange Shares by calling 1-800-334-2292 once you have completed the appropriate authorization form for telephone transactions. If you call before 11:00 a.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend. If you call after 11:00 a.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

Exchange orders must be received by the Fund by 4:00 p.m. (Eastern time) for Shares to be exchanged the same day.

Investment professionals are responsible for promptly submitting redemption and exchange requests.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the transfer agent by an Independence One representative, or an authorized broker, and deposited to the shareholder's account before being exchanged.

Certificates should be sent to: Federated Shareholder Services Company, P.O. Box 8609, Boston, Massachusetts 02266-8609.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund through Independence One or an authorized broker. Shareholders redeeming or exchanging through an authorized broker should mail requests directly to the broker. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Redemption and exchange requests through Independence One should be sent to:

Independence One(R) Mutual Funds
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

All requests must include:

o Fund Name, account number and account registration;

o amount to be redeemed or exchanged;

o signatures of all shareholders exactly as registered; and

o if exchanging, the Fund Name, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Cash Sweep Program

Clients of Independence One who have executed a Cash Sweep Agreement should refer to that Agreement for information about redeeming Fund shares purchased through that program.

By Check

At the shareholder's request, Federated Shareholder Services Company will establish a checking account for redeeming Prime Money Market Fund (Class K Shares), U.S. Treasury Money Market Fund, and Michigan Municipal Cash Fund shares. For further information, contact an Independence One representative or authorized broker.

With a Fund checking account, shares may be redeemed simply by writing a check for $250 or more. The redemption will be made at the net asset value on the date that the transfer agent presents the check to the Fund. A check may not be written to close an account. Checks should never be sent to the transfer agent to redeem shares. Cancelled checks are sent to the shareholder each month.

Signature Guarantees

Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o a redemption is payable to someone other than the shareholder(s) of record; or

o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Payment Methods for Redemptions

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o to allow your purchase to clear;

o during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

Redemptions from Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Prime Money Market Fund and the U.S. Treasury Money Market Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts. The Michigan Municipal Cash Fund may not be a suitable investment for retirement plans or for non-Michigan taxpayers because it invests in Michigan municipal securities.

Exchange Privileges

All shareholders of the Funds are shareholders of the Trust, which consists of the following additional funds: Independence One Equity Plus Fund; Independence One Small Cap Fund; Independence One International Equity Fund; Independence One U.S. Government Securities Fund and Independence One Fixed Income Fund; Shareholders of the Funds have access to these funds ("participating funds") through an exchange program.

To execute an order to exchange, you must:

o ensure that the account registrations are identical;

o meet any minimum initial investment requirements; and

o receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Funds may modify or terminate the exchange privilege at any time. The Funds' management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, a Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other participating funds.

Systematic Investment Program

   Shareholders of Prime Money Market Fund (Class K Shares), U.S. Treasury Money Market Fund and Michigan Municipal Cash Fund may automatically redeem Shares in an amount directed by the shareholder on a regular basis. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. To apply for participation in this program, contact Independence One Capital Management Corporation at 1-800-334-2292. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Additional Conditions

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue share certificates.

Account and Share Information

Account Activity

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Dividends and Capital Gains

The Funds declare any dividends daily and pay them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

Tax Information

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns.

Prime Money Market Fund and U.S. Treasury Money Market Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets. Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales.

It is anticipated that Michigan Municipal Cash Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Michigan Municipal Cash Fund's dividends will be exempt from Michigan state personal income tax to the extent they are derived from interest on obligations exempt from Michigan personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Funds?


The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Independence One Capital Management Corporation. ("IOCM") The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is 27777 Inkster Road, Mail Code 10-52, Farmington Hills, Michigan, 48333-9065.

Independence One Capital Management Corporation is an investment advisory subsidiary of Michigan National Corporation ("MNC"). IOCM provides investment advisory services for trust and other managed assets of Michigan National Bank, a national banking association and wholly owned subsidiary of MNC. MNC is a wholly owned subsidiary of ABN AMRO Holding N.V., a publicly listed company headquartered in the Netherlands (the "Parent"), through other wholly-owned intermediate holding companies owned by the Parent. Through its subsidiaries and affiliates, MNC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. IOCM and the Trust Division of Michigan National Bank (the "Trust Division") manage custodial assets totaling $10.5 billion. Of this amount, IOCM and the Trust Division have investment discretion over $2.5 billion. IOCM, or its predecessor, Michigan National Bank, have managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964.


Advisory Fees

The Adviser receives an annual investment advisory fee of 0.40% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

Financial Information

   A Statement of Additional Information (SAI) dated June 30, 2001, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as soon as they become available. The Annual Report's Management Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-334-2292.

You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Independence One(R)
Mutual Funds

Independence One
Prime Money Market Fund
Class K Shares
Class Y Shares

Independence One
U.S. Treasury Money Market Fund
Class K Shares

Independence One
Michigan Municipal Cash Fund
Class K Shares

800-334-2292
www.MichiganNational.com
Investment Company Act File No: 811-5752
Cusip 453777203
Cusip 453777302
Cusip 453777708
Cusip 453777401
G01285-01



Prospectus

[Graphic Representation Omitted-See Appendix]

Independence One(R)

Mutual Funds

Independence One(R) Mutual Funds offers eight portfolios, including three equity funds, two bond funds and three money market funds.

Independence One
Equity Plus Fund
Trust Shares

Independence One
Small Cap Fund
Class A Shares

Independence One
International Equity Fund
Class A Shares

Independence One
U.S. Government Securities Fund
Class A Shares

Independence One
Fixed Income Fund
Trust Shares

   June 30, 2001

[Graphic Representation Omitted-See Appendix]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense. For more information about any of the Independence One(R) Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.


Independence One(R) Mutual Funds
Contents

 Fund Goals, Strategies, Performance and Risk    1
 Principal Risks of the Funds                    4
 What are the Funds' Fees and Expenses?         10
 Principal Securities in Which the Funds Invest 12
 Specific Risks of Investing in the Funds       18
 What do Shares Cost?                           21
 How are the Funds Sold?                        23
 How to Purchase Shares                         24
 How to Redeem and Exchange Shares              26
 Account and Share Information                  29
 Who Manages the Funds?                         30
 Financial Information                         32

Fund Goals, Strategies, Performance and Risk

[Graphic Representation Omitted-See Appendix]

The following describes the investment goals, strategies, and principal risks of the Independence One Equity Plus Fund, Independence One Small Cap Fund and Independence One International Equity Fund (combined the "Equity Funds") and Independence One U.S. Government Securities Fund and Independence One Fixed Income Fund (combined the "Bond Funds"). There can be no assurance that a Fund will achieve its goal.

Independence One Equity Plus Fund

Goal: Seeks to provide total return.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

Strategy: The Fund pursues its investment objective by investing primarily in the common stocks that comprise the Standard & Poor's Composite Stock Price Index ("S&P 100"), in an effort to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P 100.

The S&P 100 is a market capitalization-weighted index of 100 common stocks from a broad range of industries. The S&P 100 provides a measure of overall large company performance because the stocks selected for inclusion tend to be the leading companies in leading industries in the U.S. economy. Selection criteria include total market value of an issuer's outstanding shares (market capitalization), trading activity and liquidity of the issuer's shares, and the issuer's financial and operating soundness.

Normally at least 80% of the Fund's assets will be invested to correspond as closely as possible to the relative weighting of the S&P 100 in order to attempt to achieve a high degree of correlation between the performance of the Fund's portfolio and that of the S&P 100. The remaining 20% of the Fund's assets will normally also be invested in stocks that are included in the S&P 100, but the Fund's position in such stocks may be greater (overweighted) compared to such stocks' weightings in the S&P 100. These weightings will be determined by the Fund's Adviser and Sub-Adviser in an effort to exceed the total return performance of the S&P 100.

Independence One Small Cap Fund

Goal: Seeks to provide total return.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

Strategy: The Fund pursues its investment objective by investing at least 65% of its assets in a representative sample of common stocks comprising the S&P SmallCap 600 Index ("S&P SmallCap 600"), in an effort to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P SmallCap 600.

The S&P SmallCap 600 is a market capitalization-weighted index of 600 common stocks from a variety of economic sectors and industrial groups. Selection criteria include total market capitalization of an issuer's outstanding shares (market capitalization), market size, trading activity and liquidity of the issuer's shares, the issuer's financial and operating soundness, industry representation and public ownership.

The Fund's Adviser and Sub-Adviser invest the Fund's holdings in approximately 200 of the stocks that comprise the S&P SmallCap 600. The stocks selected may generally meet one or more of the following criteria: (i) a history of beta (price volatility) similar to the average beta of all stocks in the index; (ii) a price that is equal to or greater than that of the average index stock's price; and (iii) a total capitalization equal to or greater than the average index stock's capitalization. The Adviser believes that the stock selection process will help focus the Fund's holding in stocks that are relatively more liquid and that can be bought and sold with relatively lower transaction costs.

Independence One International Equity Fund

Goal: Seeks to provide total return.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

   Strategy: The Fund primarily invests in common stocks and other equity securities of foreign companies. The Fund seeks to approximate or exceed the performance of the Morgan Stanley Capital International Europe, Australia and Far East Accumulation Index (the "MSCI-EAFE Index") (net) in U.S. dollars over a rolling three-year period. The Fund focuses on developed countries in Europe, Australia and the Far East. The Fund's sub-Adviser diversifies the Fund's investments across a number of foreign countries and seeks securities of companies with above average growth potential and/or consistent earnings. In selecting investments for the Fund, the sub-Adviser uses a bottom-up approach to identify attractive industries and companies in various countries. The sub-Adviser adjusts the Fund's portfolio in response to changing growth scenarios for various industry sectors and regions. While the sub-Adviser may not necessarily spread the Fund's investments among more than three foreign countries, the sub-Adviser intends to diversify the Fund's investments among various countries in an effort to reduce risks.

The Fund has an investment goal of total return. Total return is a combination of income, from dividends or interest, and capital appreciation, which results from an increase in the value of a security (called unrealized appreciation) or from selling a security for more than its cost (called realized appreciation). The Fund's current strategy focuses on capital appreciation rather any income. As a result, in market conditions that favor funds that focus on income, the Fund may not be able to achieve the same level of total return as other mutual funds. For the Fund, income is typically incidental.

Independence One U.S. Government Securities Fund

Goal: Seeks to provide high current income.

Strategy: The Fund pursues its investment objective by investing only in U.S. Treasury and government agency securities. U.S. government securities are subject to varying levels of backing as to payment of principal and interest by the United States. In addition to seeking high current income relative to fixed income funds with shorter average durations than that of the Fund, the Fund's portfolio will be managed in an effort to seek total return which includes both changes in the principal value of the Fund's portfolio and interest income earned. Accordingly, the Fund's Adviser does not select securities purely to maximize the current yield of the Fund.

In an effort to manage the Fund's current income and total performance, the Adviser attempts to anticipate the opportunities and risks of changes in market interest rates. When the Adviser expects that market interest rates may decline, it may extend the average duration of the Fund's portfolio, and when, in the Adviser's judgment, market interest rates may rise, it may shorten the average duration of the Fund. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Generally, the Adviser will limit the Fund's duration to fall within a four to seven year range.

The Adviser may also attempt to improve the Fund's total return by weighing the relative value of different types of U.S. government securities having similar maturities in selecting portfolio securities.

Independence One Fixed Income Fund

Goal: Seeks to provide total return.

Strategy: The Fund pursues its investment objective by investing at least 65% of its assets in a diversified portfolio of fixed income securities consisting primarily of corporate obligations rated A or higher by a nationally recognized statistical rating organization ("NRSRO"); U.S. government securities; and mortgage backed and asset backed securities.

The Fund will attempt to deliver share price and/or income performance in excess of the bond market in general as measured by such broad indices as the Merrill Lynch 1-10 Years U.S. Corporate/Government Bond Index. The Fund currently expects to maintain an average dollar-weighted maturity of between three and eight years, although securities of longer or shorter maturities may be purchased.

In an effort to manage the Fund's total return, the Adviser attempts to anticipate the opportunities and risks of changes in market interest rates. When the Adviser expects that market interest rates may decline, it may extend the average maturity of the Fund's portfolio, and when, in the Adviser's judgment, market interest rates may rise, it may shorten the average maturity of the Fund. The Adviser may also attempt to improve the Fund's total return by weighing the relative value of the various types of fixed income securities having similar maturities in selecting portfolio securities.

Principal Risks of the Funds

[Graphic Representation Omitted-See Appendix]

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.

For example, a Fund's share price may decline and an investor could lose money. Also, there is no assurance that a Fund will achieve its investment objective. The Shares offered by this prospectus are not deposits or obligations of any bank and are not endorsed or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

                                                            U.S.
                       Equity                            Government  Fixed
                          Plus    Small Cap InternationalSecurities  Income
Risks                     Fund      Fund    Equity Fund     Fund      Fund

Stock Market Risks 1       X          X          X

Currency Risks 2                                 X

Risks Related to
Investing for Value 3                            X

Risks Related to
Investing for Growth 4                           X

Risks Related to
Company Size 5                        X

Risks of Foreign
Investing 6                                      X

Credit Risks 7                                                         X

Interest Rate Risks 8                                        x         X

Call Risks 9                                                           X

Prepayment Risks 10                                                    X

1     The value of equity securities rise and fall.

2     Exchange rates for currencies fluctuate daily.

3 Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

4 Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

5 The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

6 Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

7 The possibility that an issuer will default on a security by failing to pay interest or principal when due.

8 Prices of fixed income securities rise and fall in response to interest rate changes. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

9 An issuer may redeem a fixed income security before maturity at a price below its current market price.

10 The relative volatility of mortgage backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

Risk/Return Bar Chart and Table (to be filed by amendment)

What are the Funds' Fees and Expenses? (to be filed by amendment)

Principal Securities in Which the Funds Invest

[Graphic Representation Omitted-See Appendix]

Equity Securities

The Equity Funds invest in equity securities. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

The following describes the principal types of equity securities in which the Equity Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

Foreign Securities

The foreign securities held by the International Equity Fund are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts held by the International Equity Fund are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund may enter into spot currency trades. In a spot trade, a Fund agrees to exchange one currency for another at the current exchange rate. A Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease a Fund's exposure to currency risks.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

International Equity Fund may principally trade in the following types of derivative contracts:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.

International Equity Fund may principally buy/sell the following types of futures contracts: stock index futures and foreign currency forward contracts.

Hedging

Small Cap Fund and International Equity Fund may use hedging as a principal strategy. Hedging transactions are intended to reduce specific risks. For example, to protect a Fund against circumstances that would normally cause a Fund's portfolio securities to decline in value, a Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. A Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. A Fund's ability to hedge may be limited by the costs of the derivatives contracts. A Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that
(1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to a Fund.

Fixed Income Securities

The Bond Funds invest in fixed income securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Bond Funds may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

The Fixed Income Fund may invest in commercial paper. Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Mortgage Backed Securities

The mortgage backed securities which may be held by the Fixed Income Fund represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. The Fixed Income Fund will only invest in CMOs which, at the time of purchase, are rated AAA by a NRSRO or are of comparable quality as determined by the Adviser, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement. This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which is difficult to predict and will vary among pools.

Asset Backed Securities

The Fixed Income Fund may invest in asset backed securities. Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of notes or pass through certificates. Asset backed securities have prepayment risks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based in part upon its credit enhancement.

Certain of the Fixed Income Fund's investments may be credit enhanced. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Temporary Defensive Investments

A Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Portfolio Turnover

The Funds may actively trade their portfolio securities in an attempt to achieve their investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

Specific Risks of Investing in the Funds

[Graphic Representation Omitted-See Appendix]

Stock Market Risks

o The value of equity securities in the Equity Funds' portfolios will rise and fall. These fluctuations could be a sustained trend or a drastic movement. Each Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

o The Adviser attempts to manage market risk by limiting the amount a Fund may invest in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Currency Risks

o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Risks Related to Investing for Value

o Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Investing for Growth

o Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Company Size

o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Risks of Foreign Investing

o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser/Sub-Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Credit Risks

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Interest Rate Risks

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risks

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

o Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities held by a Fund. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise.

o Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

o Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

What Do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. Shares of the Fund are sold at net asset value (NAV). When the Fund receives your transaction request in proper form, it is processed at the next calculated NAV plus any applicable front-end sales charge (public offering price).

If the International Equity Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.

Investors who purchase, redeem or exchange through a financial intermediary may be charged a service fee by that financial intermediary. Financial intermediaries are authorized to accept purchase and redemption orders from their customers on behalf of the Funds. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. The Funds value fixed income securities at the last sale price on a national securities exchange, if available, and otherwise, as determined by an independent pricing service. Short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board of Trustees ("Board").

Futures contracts, options futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Trust Shares of the Equity Plus Fund and the Fixed Income Fund do not charge a front-end sales charge.

The Class A Shares of Small Cap Fund, International Equity Fund and U.S. Government Securities Fund are sold at NAV plus a front-end sales charge as follows:

Sales Charge When You Purchase
                                      Sales Charge         Sales Charge
Class A Shares                    as a Percentage of   as a Percentage of
Purchase Amount                 Public Offering Price          NAV
Less than $100,000                        4.00%            4.17%
$100,000 but less than $250,000           3.25%            3.36%
$250,000 but less than $500,000           2.50%            2.56%
$500,000 but less than $750,000           1.75%            1.78%
$750,000 but less than $1 million         1.00%            1.01%
$1 million or greater                     0.00%            0.00%

The sales charge at purchase may be reduced or eliminated by:

     purchasing Shares in greater quantities to reduce the applicable sales charge; combining concurrent purchases of Shares:

     by you, your spouse, and your children under age 21; or of the same share class of two or more Independence One Funds (other than money market funds);

     accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

     signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

     within 120 days of redeeming Shares of an equal or lesser amount; by exchanging shares from the same share class of another Independence One Fund (other than a money market fund);

     through the Trust Department of Michigan Natonal Bank; as a shareholder of Class A Shares (formerly, Class Y Shares) of Small Cap Fund, International Equity Fund and U.S. Government Securities Fund who acquired Shares prior to July 1, 2000;

     through entities having no transaction fee agreements with Independence One Capital Management Corporation;

     through investment professionals that receive no portion of the sales charge; or

     as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge as described above, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

How are the Funds Sold?

The following classes are offered by the Funds. Independence One Equity Plus Fund (Class A Shares, Class B Shares and Trust Shares); Independence One Small Cap Fund (Class A Shares); Independence One International Equity Fund (Class A Shares); Independence One U.S. Government Securities Fund (Class A Shares and Class B Shares), and Independence One Fixed Income Fund (Class A Shares, Class B Shares and Trust Shares). This prospectus relates only to Trust Shares--Equity Plus Fund and Fixed Income Fund, Class A Shares--Small Cap Fund, International Equity Fund and U.s. Government Securities Fund. Each Share class has different sales charges and other expenses, which affect its performance. Contact your investment professional or call 1-800-334-2292 for more information concerning the other classes.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions, corporations, fiduciaries and individuals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

How to Purchase Shares

You may purchase Shares through Independence One Brokerage Services, Inc.

("Independence One"), or through brokers or dealers which have a sales agreement with the Distributor. The Funds reserve the right to reject any request to purchase or exchange Shares. The minimum initial investment for Fund Shares is $1,000. Subsequent investments must be in the amounts of at least $100.

Through an Investment Professional

o    Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the public offering price if the investment professional forwards the order to the Fund before 5:00 p.m. on the same day and the Fund receives payment within three business days.

Through Independence One
o     Establish your account with the Fund by calling toll free
   1-800-334-2292; and
o     Send your payment to the Fund by Federal Reserve wire or check.

Orders must be received by 4:00 (Eastern time) in order for Shares to be purchased at that day's price. For Shares purchased directly from the Distributor, payment by wire or check must be received within three business days.

By Wire

Place your order with an investment professional or call 1-800-334-2292 and send your wire to:

       Federated Shareholder Services Company
    c/o Independence One Capital Management Corporation
    Farmington Hills, Michigan
    Dollar Amount of Wire
   For Credit to: Independence One (include name of the Fund, and if applicable, Share class)
    Account Number: 6856238933
    ABA Number: 072000805
    Wire Order Number, Dealer Number, or Group Number
    Nominee/Institution Name

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to OIndependence One (include name of the Fund),O note your account number on the check, and mail it to:

Independence One Mutual Funds
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally payable to someone other than you or the Fund).

Through an Exchange

   You may purchase Shares through an exchange from the same Share class of another Independence One Fund. In addition, you may exchange Class B Shares of the Funds into the Independence One U.S. Treasury Money Market Fund and exchange Class A Shares into Shares of Federated Michigan Intermediate Municipal Trust and Shares of any of the Independence One Money Market funds. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

By Systematic Investment Program

   Once you have opened an account, you may automatically purchase additional Shares on a regular basis in a minimum amount of $100. A shareholder may apply for participation in this program through Independence One Capital Management Corporation by calling 1-800-334-2292.

By Automated Clearing House (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

Retirement Investments

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares
You should redeem or exchange Shares:
o through an investment professional if you purchased Shares through an investment professional; or
o     through Independence One.

Through an Investment Professional

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

Through Independence One

By Telephone

You may redeem or exchange Shares by calling 1-800-334-2292 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the transfer agent by an Independence One representative, or an authorized broker, and deposited to the shareholder's account before being exchanged. Certificates should be sent to: Federated Shareholder Services Company, P.O. Box 8609, Boston, Massachusetts 02266-8609.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund Independence One or an authorized broker. Shareholders redeeming or exchanging through an authorized broker should mail requests directly to the broker. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Redemption or exchange requests through Independence One should be sent to:
    Independence One(R) Mutual Funds
    27777 Inkster Road
    Mail Code 10-52
    Farmington Hills, Michigan 48333-9065

All requests must include:
o     Fund Name, account number and account registration;
o     amount to be redeemed or exchanged;
o     signatures of all shareholders exactly as registered; and
o if exchanging, the Fund Name and Share class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Payment Methods for Redemptions

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o     to allow your purchase to clear;

o     during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.


You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

Redemptions from Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchange Privileges

   You may exchange Shares of the Fund into the same class of another Independence One Fund. In addition, you may exchange Class B Shares of the funds into the Independence One U.S. Treasury Money Market Fund and Class A Shares into Shares of Federated Michigan Intermediate Municipal Trust, and Shares of any of the Independence One Money Market funds. Shareholders of the funds have access to these funds ("participating funds") through an exchange program.

To execute an order to exchange, you must:
o     ensure that the account registrations are identical;
o     meet any minimum initial investment requirements; and
o     receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Funds may modify or terminate the exchange privilege at any time. The Funds' management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Funds and other shareholders. If this occurs, a Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other participating funds.

Systematic Withdrawal Program

   Shareholders may automatically redeem Shares in an amount directed by the shareholder on a regular basis. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. To apply for participation in this program, contact Independence One Capital Management Corporation at 1-800-334-2292. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Additional Conditions

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Account and Share Information

Share Certificates

The Funds do not issue share certificates.

Confirmations and Account Statements

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Dividends and Capital Gains

Equity Plus Fund declares and pays dividends quarterly, Small Cap Fund declares and pays dividends semi-annually and International Equity Fund declares and pays dividends annually. U.S. Government Securities Fund and Fixed Income Fund declare and pay dividends monthly.

Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

Tax Information

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns.

Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Equity Plus Fund, Small Cap Fund and International Equity Fund distributions are expected to be both dividends and capital gains.

U.S. Government Securities Fund distributions are expected to be primarily dividends. Fixed Income Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?

   The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Independence One Capital Management ("IOCM"). The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is 27777 Inkster Road, Mail-Code 10-52, Farmington Hills, Michigan, 48333-9065.

The Adviser has delegated daily management of some of the Equity Plus Fund and Small Cap Fund's assets to a Sub-Adviser, Sosnoff Sheridan Weiser Corporation (doing business as Sosnoff Sheridan Group), which is paid by the Adviser and not by the Funds. Sosnoff Sheridan Weiser Corporation is controlled by Tom Sosnoff, its Director and President, and Scott Sheridan, its Director, Executive
Vice-President and Secretary. The Corporation's address is 440 South LaSalle Street, Suite 2301, Chicago, Illinois 60605.

The Adviser has delegated daily management of some of the International Equity Fund's assets to a Sub-Adviser, ABN AMRO Asset Management (USA), LLC ("AAAM"), which is paid by the Adviser and not by the Fund. AAAM's address is 208 S. LaSalle Street, 4th floor, Chicago, Illinois, 60604. The International Equity Team, associated with AAAM, is responsible for the day-to-day portfolio management of the International Equity Fund.

IOCM is an investment advisory subsidiary of Michigan National Corporation ("MNC"). IOCM provides investment advisory services for trust and other managed assets of Michigan National Bank, a national banking association and wholly owned subsidiary of MNC. MNC is a wholly owned subsidiary of ABN AMRO Holding N.V., a publicly listed company headquartered in the Netherlands (the "Parent"), through other wholly-owned intermediate holding companies owned by the Parent. Through its subsidiaries and affiliates, MNC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. IOCM and the Trust Division of Michigan National Bank (the "Trust Division") manage custodial assets totaling $10.5 billion. Of this amount, IOCM and the Trust Division have investment discretion over $2.5 billion. IOCM, or its predecessor, Michigan National Bank, have managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964.

An Investment Committee, associated with the Funds' Adviser, is responsible for portfolio management of the Equity Plus Fund, Small Cap Fund and International Equity Fund. The Investment Committee has been managing the International Equity Fund since September 1999 and the Equity Plus Fund and Small Cap Fund since June 2000.

The portfolio manager for U.S. Government Securities and Fixed Income Fund is Bruce Beaumont. Mr. Beaumont has been Vice President and Portfolio Manager for Michigan National Bank and IOCM in Farmington Hills since 1994. Mr. Beaumont has been responsible for management of Fixed Income Fund's portfolio since February 1998. Mr. Beaumont has been primarily responsible for management of U.S. Government Securities Fund's portfolio since January 1995, previously having assisted with those duties. He joined Michigan National Bank in 1987 and served as Vice President--Head Government Bond Trader until 1994. He earned his BA from Alma College and a MBA from Northwestern University. Mr. Beaumont is a Chartered Financial Analyst and a Certified Public Accountant.

Advisory Fees

The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: Equity Plus Fund - 0.40%, Small Cap Fund - 0.50%, International Equity Fund - 1.00%, U.S. Government Securities Fund - 0.70%, and Fixed Income Fund - 0.75%. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

Standard & Poor's

   Standard & Poor's(R)," "S&P(R)" and "S&P 100(R)," are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Independence One Capital Management Corporation. Independence One Equity Plus Fund and Independence One Small Cap Fund are not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P").

S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Standard & Poor's 100 Index ("S&P 100 Index") to track general stock market performance. S&P's only relationship to Independence One Capital Management Corporation (the "Licensee") is the licensing of certain trademarks and trade names of S&P, and S&P 100 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Funds. S&P has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN.

WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Financial Information

Financial Highlights

The Financial Highlights will help you understand the Funds' financial performance for their past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by KPMG LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report.


   A Statement of Additional Information (SAI) dated June 30, 2001, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as soon as they become available. The Annual Report's Management Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-334-2292.

You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Independence One(R)

Mutual Funds

Independence One Equity Plus Fund
Trust Shares

Independence One Small Cap Fund
Class A Shares

Independence One International Equity Fund
Class A Shares

Independence One U.S. Government Securities Fund
Class A Shares

Independence One Fixed Income Fund
Trust Shares

800-334-2292

www.MichiganNational.com

Investment Company Act File No: 811-5752

Cusip 453777872

Cusip 453777831

Cusip 453777849

Cusip 453777807

Cusip 453777864

G01200-11 (6/01)

Federated Securities Corp., Distributor



Prospectus

[Graphic Representation Omitted-See Appendix]

Independence One(R)

Mutual Funds

Independence One<168> Mutual Funds offers eight portfolios, including three equity funds, two bond funds and three money market funds.

Independence One
Equity Plus Fund
Class A Shares
Class B Shares

Independence One
Small Cap Fund
Class A Shares

Independence One
International Equity Fund
Class A Shares

Independence One
U.S. Government Securities Fund
Class A Shares
Class B Shares

Independence One
Fixed Income Fund
Class A Shares
Class B Shares

   June 30, 2001



[Graphic Representation Omitted-See Appendix]



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense. For more information about any of the Independence One<168> Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.


Independence One(R) Mutual Funds



[Graphic Representation Omitted-See Appendix]

Contents

 Fund Goals, Strategies, Performance and Risk    1
 Principal Risks of the Funds                    4
 What are the Funds' Fees and Expenses?         10
 Principal Securities in Which the Funds Invest 14
 Specific Risks of Investing in the Funds       20
 What do Shares Cost?                           23
 How are the Funds Sold?                        26
 How to Purchase Shares                         26
 How to Redeem and Exchange Shares              28
 Account and Share Information                  31
 Who Manages the Funds?                         32
 Financial Information                         34


Fund Goals, Strategies, Performance and Risk

[Graphic Representation Omitted--See Appendix]

The following describes the investment goals, strategies, and principal risks of the Independence One Equity Plus Fund, Independence One Small Cap Fund and Independence One International Equity Fund (combined the "Equity Funds") and Independence One U.S. Government Securities Fund and Independence One Fixed Income Fund (combined the "Bond Funds"). There can be no assurance that a Fund will achieve its goal.

Independence One Equity Plus Fund

Goal: Seeks to provide total return.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

Strategy: The Fund pursues its investment objective by investing primarily in the common stocks that comprise the Standard & Poor's Composite Stock Price Index ("S&P 100"), in an effort to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P 100.

The S&P 100 is a market capitalization-weighted index of 100 common stocks from a broad range of industries. The S&P 100 provides a measure of overall large company performance because the stocks selected for inclusion tend to be the leading companies in leading industries in the U.S. economy. Selection criteria include total market value of an issuer's outstanding shares (market capitalization), trading activity and liquidity of the issuer's shares, and the issuer's financial and operating soundness.

Normally at least 80% of the Fund's assets will be invested to correspond as closely as possible to the relative weighting of the S&P 100 in order to attempt to achieve a high degree of correlation between the performance of the Fund's portfolio and that of the S&P 100. The remaining 20% of the Fund's assets will normally also be invested in stocks that are included in the S&P 100, but the Fund's position in such stocks may be greater (overweighted) compared to such stocks' weightings in the S&P 100. These weightings will be determined by the Fund's Adviser and Sub-Adviser in an effort to exceed the total return performance of the S&P 100.

Independence One Small Cap Fund

Goal: Seeks to provide total return.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

Strategy: The Fund pursues its investment objective by investing at least 65% of its assets in a representative sample of common stocks comprising the S&P SmallCap 600 Index ("S&P SmallCap 600"), in an effort to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P SmallCap 600.

The S&P SmallCap 600 is a market capitalization-weighted index of 600 common stocks from a variety of economic sectors and industrial groups. Selection criteria include total market capitalization of an issuer's outstanding shares (market capitalization), market size, trading activity and liquidity of the issuer's shares, the issuer's financial and operating soundness, industry representation and public ownership.

The Fund's Adviser and Sub-adviser invest the Fund's holdings in approximately 200 of the stocks that comprise the S&P SmallCap 600. The stocks selected may generally meet one or more of the following criteria: (i) a history of beta (price volatility) similar to the average beta of all stocks in the index; (ii) a price that is equal to or greater than that of the average index stock's price, and (iii) a total capitalization equal to or greater than the average index stock's capitalization. The Adviser believes that the stock selection process will help focus the Fund's holding in stocks that are relatively more liquid and that can be bought and sold with relatively lower transactions costs.

Independence One International Equity Fund

Goal: Seeks to provide total return.

Strategy:  The  Fund  primarily  invests  in  common  stocks  and  other  equity securities of foreign companies. The Fund seeks to approximate or exceed the performance of the Morgan Stanley Capital International Europe, Australia and Far East Accumulation Index (the "MSCI-EAFE Index") (net) in U.S. dollars over a rolling three-year period. The Fund focuses on developed countries in Europe, Australia and the Far East. The Fund's sub-Adviser diversifies the Fund's investments across a number of foreign countries and seeks securities of companies with above average growth potential and/or consistent earnings. In selecting investments for the Fund, the sub-Adviser uses a bottom-up approach to identify attractive industries and companies in various countries. The sub-Adviser adjusts the Fund's portfolio in response to changing growth scenarios for various industry sectors and regions. While the sub-Adviser may not necessarily spread the Fund's investments among more than three foreign countries, the sub-Adviser intends to diversify the Fund's investments among various countries in an effort to reduce risks.

The Fund has an investment goal of total return. Total return is a combination of income, from dividends or interest, and capital appreciation, which results from an increase in the value of a security (called unrealized appreciation) or from selling a security for more than its cost (called realized appreciation). The Fund's current strategy focuses on capital appreciation rather any income. As a result, in market conditions that favor funds that focus on income, the Fund may not be able to achieve the same level of total return as other mutual funds. For the Fund, income is typically incidental.


Independence One U.S. Government Securities Fund

Goal: Seeks to provide high current income.

Strategy: The Fund pursues its investment objective by investing only in U.S. Treasury and government agency securities. U.S. government securities are subject to varying levels of backing as to payment of principal and interest by the United States. In addition to seeking high current income relative to fixed income funds with shorter average durations than that of the Fund, the Fund's portfolio will be managed in an effort to seek total return which includes both changes in the principal value of the Fund's portfolio and interest income earned. Accordingly, the Fund's Adviser does not select securities purely to maximize the current yield of the Fund.

In an effort to manage the Fund's current income and total performance, the Adviser attempts to anticipate the opportunities and risks of changes in market interest rates. When the Adviser expects that market interest rates may decline, it may extend the average duration of the Fund's portfolio, and when, in the Adviser's judgment, market interest rates may rise, it may shorten the average duration of the Fund. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Generally, the Adviser will limit the Fund's duration to fall within a four to seven year range.

The Adviser may also attempt to improve the Fund's total return by weighing the relative value of different types of U.S. government securities having similar maturities in selecting portfolio securities.

Independence One Fixed Income Fund

Goal: Seeks to provide total return.

Strategy: The Fund pursues its investment objective by investing at least 65% of its assets in a diversified portfolio of fixed income securities consisting primarily of corporate obligations rated A or higher by a nationally recognized statistical rating organization ("NRSRO"); U.S. government securities; and mortgage backed and asset backed securities.

The Fund will attempt to deliver share price and/or income performance in excess of the bond market in general as measured by such broad indices as the Merrill Lynch 1-10 Years U.S. Corporate/Government Bond Index. The Fund currently expects to maintain an average dollar-weighted maturity of between three and eight years, although securities of longer or shorter maturities may be purchased.

In an effort to manage the Fund's total return, the Adviser attempts to anticipate the opportunities and risks of changes in market interest rates. When the Adviser expects that market interest rates may decline, it may extend the average maturity of the Fund's portfolio, and when, in the Adviser's judgment, market interest rates may rise, it may shorten the average maturity of the Fund. The Adviser may also attempt to improve the Fund's total return by weighing the relative value of the various types of fixed income securities having similar maturities in selecting portfolio securities.

Principal Risks of the Funds

[Graphic Representation Omitted--See Appendix]

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.

For example, a Fund's share price may decline and an investor could lose money. Also, there is no assurance that a Fund will achieve its investment objective. The Shares offered by this prospectus are not deposits or obligations of any bank and are not endorsed or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

                                                    l   U.S.
                    Equity                           Government   Fixed
                      Plus    Small Cap Internationa Securities   Income
Risks                 Fund      Fund    Equity Fund     Fund       Fund

Stock Market Risks
1                       x         x          X

Currency Risks 2                             X

Risks Related to
Investing for
Value 3                                      X

Risks Related to
Investing for
Growth 4                                     X

Risks Related to
Company Size 5                    X

Risks of Foreign
Investing 6                                  X

Credit Risks 7                                                      X

Interest Rate
Risks 8                                                  X          x

Call Risks 9                                                        X

Prepayment Risks 10                                                 X
1     The value of equity securities rise and fall.

2     Exchange rates for currencies fluctuate daily.

3 Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

4 Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

5 The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

6 Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

7 The possibility that an issuer will default on a security by failing to pay interest or principal when due.

8 Prices of fixed income securities rise and fall in response to interest rate changes. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

10 The relative volatility of mortgage backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

Risk/Return Bar Charts and Tables (to be filed by amendment)

[Graphic Representation Omitted--See Appendix]



What are the Funds' Fees and Expenses? (to be filed by amendment)



Principal Securities in Which the Funds Invest

Equity Securities

The Equity Funds invest in equity securities. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

The following describes the principal types of equity securities in which the Equity Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

Foreign Securities

The foreign securities held by the International Equity Fund are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts held by the International Equity Fund are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund may enter into spot currency trades. In a spot trade, a Fund agrees to exchange one currency for another at the current exchange rate. A Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease a Fund's exposure to currency risks.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

International Equity Fund may principally trade in the following types of derivative contracts:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.

International Equity Fund may principally buy/sell the following types of futures contracts: stock index futures and foreign currency forward contracts.

Hedging

Small Cap Fund and International Equity Fund may use hedging as a principal strategy. Hedging transactions are intended to reduce specific risks. For example, to protect a Fund against circumstances that would normally cause a Fund's portfolio securities to decline in value, a Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. A Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. A Fund's ability to hedge may be limited by the costs of the derivatives contracts. A Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that
(1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to a Fund.

Fixed Income Securities

The Bond Funds invest in fixed income securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Bond Funds may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

The Fixed Income Fund may invest in commercial paper. Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Mortgage Backed Securities

The mortgage backed securities which may be held by the Fixed Income Fund represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. The Fixed Income Fund will only invest in CMOs which, at the time of purchase, are rated AAA by an NRSRO or are of comparable quality as determined by the Adviser, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement. This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which is difficult to predict and will vary among pools.

Asset Backed Securities

The Fixed Income Fund may invest in asset backed securities. Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of notes or pass through certificates. Asset backed securities have prepayment risks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based in part upon its credit enhancement.

Certain of the Fixed Income Fund's investments may be credit enhanced. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Temporary Defensive Investments

A Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Portfolio Turnover

The Funds may actively trade their portfolio securities in an attempt to achieve their investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

Stock Market Risks

o The value of equity securities in the Equity Funds' portfolios will rise and fall. These fluctuations could be a sustained trend or a drastic movement. Each Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

o The Adviser attempts to manage market risk by limiting the amount a Fund may invest in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Specific Risks of Investing in the Funds

[Graphic Representation Omitted-See Appendix]

Currency Risks

o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Risks Related to Investing for Value

o Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Investing for Growth

o Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Company Size

o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Risks of Foreign Investing

o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser/Sub-Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Credit Risks

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Interest Rate Risks

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risks

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

o Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities held by a Fund. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise.

o Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

o Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

What Do Shares Cost?

[Graphic Representation Omitted-See Appendix]

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. Shares of the Fund are sold at net asset value (NAV). When the Fund receives your transaction request in proper form, it is processed at the next calculated NAV plus any applicable front-end sales charge (public offering price).

If the International Equity Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.

Investors who purchase, redeem or exchange through a financial intermediary may be charged a service fee by that financial intermediary. Financial intermediaries are authorized to accept purchase and redemption orders from their customers on behalf of the Funds. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. The Funds value fixed income securities at the last sale price on a national securities exchange, if available, and otherwise, as determined by an independent pricing service. Short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board of Trustees ("Board").

Futures contracts, options futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Class A Shares are sold at NAV plus a front-end sales charge as follows:

Sales Charge When You Purchase

                             Sales Charge
                           as a Percentage    Sales Charge
                                  of        as a Percentage
Class A Shares             Public Offering         of
Purchase Amount                 Price             NAV

Less than $100,000         4.00%            4.17%

$100,000 but less than
$250,000                   3.25%            3.36%

$250,000 but less than
$500,000                   2.50%            2.56%

$500,000 but less than
$750,000                   1.75%            1.78%

$750,000 but less than $1
million                    1.00%            1.01%

$1 million or greater      0.00%            0.00%

The minimum initial investment for Fund Shares is $1,000. Subsequent investments must be in the amounts of at least $100.

The sales charge at purchase may be reduced or eliminated by:

o purchasing Shares in greater quantities to reduce the applicable sales charge;

o combining concurrent purchases of Shares:
  -   by you, your spouse, and your children under age 21; or

- of the same share class of two or more Independence One Funds (other than money market funds);

o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

o within 120 days of redeeming Shares of an equal or lesser amount;

o by exchanging shares from the same share class of another Independence One Fund (other than a money market fund);

o through entities having no transaction fee agreements with Michigan National;

o    through  the  Trust  Department  of  Independence  One  Capital  Management
     Corporation;

o as a shareholder of Class A Shares (formerly, Class Y Shares) of Small Cap Fund, International Equity Fund or U.S. Government Securities Fund who acquired Shares prior to July 1, 2000;

o through investment professionals that receive no portion of the sales charge; or

o as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge as described above, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

Sales Charge When You Redeem

Your redemption proceeds may be reduced by a sales charge on Class B Shares, commonly referred to as a contingent deferred sales charge (CDSC).

Class B Shares
Shares Held Up
to:              CDSC

1 year           5.0%

2 years          4.0%

3 years          3.0%

4 years          3.0%

5 years          2.0%

6 years          1.0%

7 years or more  0.0%

Class B Shares will automatically convert into Class A Shares after six full years from the purchase date. This conversion is a non-taxable event.

You will not be charged a CDSC when redeeming Shares:

o purchased with reinvested dividends or capital gains;

o that you exchanged into the same share class of another Independence One Fund as long as the Shares were held for the applicable CDSC holding period;

o purchased through investment professionals who did not receive advanced sales payments;

o    if, after you purchase Shares, you become disabled as defined by the IRS;

o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

o if your redemption is a required retirement plan distribution; or

o    upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o     Shares that are not subject to a CDSC; and

o Shares held the longest, other than a money market fund, (to determine the number of years your Shares have been held, include the time you held shares of other Independence One Funds that have been exchanged for Shares of your Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How are the Funds Sold?

The following classes are offered by the Funds. Independence One Equity Plus Fund (Class A Shares, Class B Shares and Trust Shares);, Independence One Small Cap Fund (Class A Shares); Independence One International Equity Fund (Class A Shares);, Independence One U.S. Government Securities Fund (Class A Shares and Class B Shares), and Independence One Fixed Income Fund (Class A Shares, Class B Shares and Trust Shares). This prospectus relates only to the Funds' Class A and B Shares. Each Share class has different sales charges and other expenses, which affect its performance. Contact your investment professional or call 1-800-334-2292 for more information concerning the other classes.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions, corporations, fiduciaries and individuals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

Rule 12b-1 Plan

Equity Plus Fund (Class A and B Shares), U.S. Government Securities Fund (Class B Shares) and Fixed Income Fund (Class A and B Shares) have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

[Graphic Representation Omitted-See Appendix]

You may purchase Shares through Independence One Brokerage Services, Inc. ("Independence One"), or through brokers or dealers which have a sales agreement with the Distributor. The Funds reserve the right to reject any request to purchase or exchange Shares.

Where a Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g. Federal Reserve Wire or check) you automatically will receive Class A Shares.

Through an Investment Professional

o Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the public offering price if the investment professional forwards the order to the Fund before 5:00 p.m. on the same day and the Fund receives payment within three business days.

Through Independence One

o Establish your account with the Fund by calling toll free 1-800-334-2292; and

o Send your payment to the Fund by Federal Reserve wire or check.

Orders must be received by 4:00 (Eastern time) in order for Shares to be purchased at that day's price. For Shares purchased directly from the Distributor, payment by wire or check must be received within three business days.

By Wire

Place your order with an investment professional or call
1-800-334-2292 and send your wire to:
    Federated Shareholder Services Company
    c/o Independence One Capital Management Corporation
    Farmington Hills, Michigan
    Dollar Amount of Wire
   For Credit to: Independence One (include name of the Fund, and if applicable, Share Class)
    Account Number: 6856238933
    ABA Number: 072000805
    Wire Order Number, Dealer Number, or Group Number
    Nominee/Institution Name

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to "Independence One (include name of the Fund)," note your account number on the check, and mail it to:

    Independence One Mutual Funds
    27777 Inkster Road
    Mail Code 10-52
    Farmington Hills, Michigan 48333-9065

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally payable to someone other than you or the Fund).

Through an Exchange

You may purchase Shares through an exchange from the same Share class of another Independence One Fund. In addition, you may exchange Class B Shares of the Funds into the Independence One U.S. Treasury Money Market Fund and exchange Class A Shares into Shares of Federated Michigan Intermediate Municipal Trust and Shares of any of the Independence One Money Market funds. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

By Systematic Investment Program

Once you have opened an account, you may automatically purchase additional Shares on a regular basis in a minimum amount of $100. A shareholder may apply for participation in this program through Independence One Capital Management Corporation by calling 1-800-334-2292.

By Automated Clearing House (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

Retirement Investments

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o through  Independence One.

[Graphic Representation Omitted-See Appendix]

Through an Investment Professional

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

[Graphic Representation Omitted-See Appendix]

Through  Independence One

By Telephone

You may redeem or exchange Shares by calling 1-800-334-2292 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

[Graphic Representation Omitted-See Appendix]

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund through Independence One or an authorized broker. Shareholders redeeming or exchanging through an authorized broker should mail requests directly to the broker. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Redemption or exchange requests through Independence One should be sent to:
    Independence One(R) Mutual Funds
    27777 Inkster Road
    Mail Code 10-52
    Farmington Hills, Michigan 48333-9065

All requests must include:

o Fund Name, account number and account registration;

o amount to be redeemed or exchanged;

o signatures of all shareholders exactly as registered; and

o if exchanging, the Fund Name and Share class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Payment Methods for Redemptions

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o to allow your purchase to clear;

o during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

Redemptions from Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchange Privileges

   You may exchange Shares of the Fund into the same class of another Independence One Fund. In addition, you may exchange Class B Shares of the funds into the Independence One U.S. Treasury Money Market Fund and Class A Shares into Shares of Federated Michigan Intermediate Municipal Trust, and Shares of any of the Independence One Money Market funds. Shareholders of the funds have access to these funds ("participating funds") through an exchange program.

To execute an order to exchange, you must:

o     ensure that the account registrations are identical;

o     meet any minimum initial investment requirements; and

o     receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Funds may modify or terminate the exchange privilege at any time. The Funds' management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, a Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other participating funds.

[Graphic Representation Omitted-See Appendix]

Systematic Withdrawal Program

Shareholders may automatically redeem Shares in an amount directed by the shareholder on a regular basis. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. To apply for participation in this program, contact Independence One Capital Management Corporation at 1-800-334-2292. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

[Graphic Representation Omitted-See Appendix]

Additional Conditions

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue share certificates.

Confirmations and Account Statements

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Dividends and Capital Gains

Equity Plus Fund declares and pays dividends quarterly, Small Cap Fund declares and pays dividends semi-annually and International Equity Fund declares and pays dividends annually. U.S. Government Securities Fund and Fixed Income Fund declare and pay dividends monthly.

Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

Tax Information

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns.

Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Equity Plus Fund, Small Cap Fund and International Equity Fund distributions are expected to be both dividends and capital gains.

U.S. Government Securities Fund distributions are expected to be primarily dividends. Fixed Income Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?

[Graphic Representation Omitted-See Appendix]

   The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Independence One Capital Management ("IOCM"). The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is 27777 Inkster Road, Mail-Code 10-52, Farmington Hills, Michigan, 48333-9065.

The Adviser has delegated daily management of some of the Equity Plus Fund and Small Cap Fund's assets to a Sub-Adviser, Sosnoff Sheridan Weiser Corporation (doing business as Sosnoff Sheridan Group), which is paid by the Adviser and not by the Funds. Sosnoff Sheridan Weiser Corporation is controlled by Tom Sosnoff, its Director and President, and Scott Sheridan, its Director, Executive
Vice-President and Secretary. The Corporation's address is 440 South LaSalle Street, Suite 2301, Chicago, Illinois 60605.

The Adviser has delegated daily management of some of the International Equity Fund's assets to a Sub-Adviser, ABN AMRO Asset Management (USA), LLC ("AAAM"), which is paid by the Adviser and not by the Fund. AAAM's address is 208 S. LaSalle Street, 4th floor, Chicago, Illinois, 60604. The International Equity Team, associated with AAAM, is responsible for the day-to-day portfolio management of the International Equity Fund.

IOCM is an investment advisory subsidiary of Michigan National Corporation ("MNC"). IOCM provides investment advisory services for trust and other managed assets of Independence One Capital Management Corporation, a national banking association and wholly owned subsidiary of MNC. MNC is a wholly owned subsidiary of ABN AMRO Holding N.V., a publicly listed company headquartered in the
Netherlands  (the "Parent"),  through other  wholly-owned  intermediate  holding companies owned by the Parent. Through its subsidiaries and affiliates, MNC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. IOCM and the Trust Division of Independence One Capital Management Corporation (the "Trust Division") manage custodial assets totaling $10.5 billion. Of this amount, IOCM and the Trust Division have investment discretion over $2.5 billion. IOCM, or its predecessor, Independence One Capital Management Corporation, have managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964.

An Investment Committee, associated with the Funds' Adviser, is responsible for portfolio management of the Equity Plus Fund, Small Cap Fund and International Equity Fund. The Investment Committee has been managing the International Equity Fund since September 1999 and the Equity Plus Fund and Small Cap Fund since June 2000.

The portfolio manager for U.S. Government Securities and Fixed Income Fund is Bruce Beaumont. Mr. Beaumont has been Vice President and Portfolio Manager for Independence One Capital Management Corporation and IOCM in Farmington Hills since 1994. Mr. Beaumont has been responsible for management of Fixed Income Fund's portfolio since February 1998. Mr. Beaumont has been primarily responsible for management of U.S. Government Securities Fund's portfolio since January 1995, previously having assisted with those duties. He joined Independence One Capital Management Corporation in 1987 and served as Vice President--Head Government Bond Trader until 1994. He earned his BA from Alma College and a MBA from Northwestern University. Mr. Beaumont is a Chartered Financial Analyst and a Certified Public Accountant.

Advisory Fees

The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: Equity Plus Fund - 0.40%, Small Cap Fund - 0.50%, International Equity Fund - 1.00%, U.S. Government Securities Fund - 0.70%, and Fixed Income Fund - 0.75%. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

Standard & Poor's

"Standard & Poor's<168>," "S&P<168>" and "S&P 100<168>," are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Independence One Capital Management Corporation. Independence One Equity Plus Fund and Independence One Small Cap Fund are not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P").

S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Standard & Poor's 100 Index ("S&P 100 Index") to track general stock market performance. S&P's only relationship to Independence One Capital Management Corporation (the "Licensee") is the licensing of certain trademarks and trade names of S&P, and S&P 100 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Funds. S&P has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN.

WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Financial Information

[Graphic Representation Omitted-See Appendix]

Financial Highlights

The Financial Highlights will help you understand the Funds' financial performance for their past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by KPMG LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report.


   A Statement of Additional Information (SAI) dated June 30, 2001, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as soon as they become available. The Annual Report's Management Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-334-2292.

You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Independence One(R)
Mutual Funds

Independence One Equity Plus Fund
Class A Shares
Class B Shares

Independence One Small Cap Fund
Class A Shares

Independence One International Equity Fund
Class A Shares

Independence One U.S. Government Securities Fund
Class A Shares
Class B Shares

Independence One Fixed Income Fund
Class A Shares
Class B Shares

800-334-2292

www.MichiganNational.com


Investment Company Act File No: 811-5752
Cusip 453777799
Cusip 453777823
Cusip 453777831
Cusip 453777849
Cusip 453777815
Cusip 453777781
Cusip 453777773
G01200-12 (6/01)
Federated Securities Corp., Distributor





                             INDEPENDENCE ONE MUTUAL FUNDS
                       Independence One Prime Money Market Fund
                                    Class K Shares
                                    Class Y Shares
                   Independence One U.S. Treasury Money Market Fund
                     Independence One Michigan Municipal Cash Fund
                           Independence One Equity Plus Fund
                                     Trust Shares
                            Independence One Small Cap Fund
                                    Class A Shares
                      Independence One International Equity Fund
                                    Class A Shares
                   Independence One U.S. Government Securities Fund
                                    Class A Shares
                          Independence One Fixed Income Fund
                                     Trust Shares
                          Statement of Additional Information
                                      June 30, 2001


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses of the Independence One Mutual Funds dated June 30, 2001.

This SAI incorporates by reference the Funds' Annual Reports. Obtain the prospectuses or the Annual Reports without charge by calling 1-800-334-2292.

    CONTENTS
================================================================================

    How Are the Funds Organized?..........................................2
    Securities in Which the Funds Invest..................................2
    What do Shares Cost?.................................................19
    How Are the Funds Sold?..............................................20
    Exchanging Securities for Fund Shares................................20
    Subaccounting Services...............................................20
    Redemption in Kind...................................................21
    Massachusetts Partnership Law........................................21
    Account and Share Information........................................21
    Tax Information......................................................22
    Who Manages and Provides Services to the Funds?......................23
    Fees Paid by the Funds for Services..................................26
    How do the Funds Measure Performance?................................27
    Financial Information................................................31
    Investment Ratings...................................................32
    Addresses....................................................Back Cover

    Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.
    G01285-03 (6/01)

HOW ARE THE FUNDS ORGANIZED?
================================================================================


Independence One Mutual Funds (the "Trust") is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 9, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust currently offers eight portfolios (individually referred to as the "Fund," or collectively as the "Funds"): Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund and Independence One Michigan Municipal Cash Fund (combined the "Money Market Funds"); Independence One Equity Plus Fund, Independence One Small Cap Fund and Independence One International Equity Fund (combined the "Equity Funds") and Independence One U.S. Government Securities Fund and Independence One Fixed Income Fund (combined the "Bond Funds").

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their investment objective. Following tables indicate which types of securities are a:
o     P = Principal investment of a Fund;
o     A = Acceptable (but not principal) investment of a Fund; or
o     N = Not an acceptable investment of a Fund.

EQUITY AND BOND FUNDS
--------------------------------------------------------------------------------
Securities                Equity     Small    International U.S.     Fixed
                          Plus Fund  Cap Fund Equity     Government  Income
                                                 Fund    Securities     Fund
                                                            Fund
--------------------------------------------------------------------------------
Common Stocks                 P         P         P           N          N
--------------------------------------------------------------------------------
Preferred Stocks              N         N         A           N          N
--------------------------------------------------------------------------------
Warrants                      N         N         A           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
World Equity Benchmark        N         N         A           N          N
Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Optimised Portfolios as       N         N         A           N          N
Listed Securities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Treasury Securities           A         A         A           P          P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Agency Securities             A         A         A           P          P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corporate Debt                A         A         A           N          P
Securities(1)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Commercial Paper (2)          A         A         A           N          P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Demand Instruments            A         A         A           A          P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Municipal Securities          N         N         N           N          N
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mortgage Backed               N         N         N           N          P
Securities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Collateralized Mortgage       N         N         N           N          P
Obligations
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asset Backed Securities       N         N         N           N          P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Zero Coupon Securities        N         N         N           A          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bank Instruments              A         A         A           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Credit Enhancement            N         N         N           N          P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Convertible Securities        N         N         A           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foreign Securities            N         N         P           N          N
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foreign Exchange              N         N         P           N          N
Contracts (3)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foreign Government            N         N         A           N          N
Securities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Depositary Receipts           N         N         P           N          N
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Derivatives                   A         N         P           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Futures Contracts (45)        A         A         P           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Options  (56)                 A         A         A           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Repurchase Agreements         A         A         A           A          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reverse Repurchase            A         A         A           N          A
Agreements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Delayed Delivery              N         N         A           A          A
Transactions (67)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Securities Lending            A         A         A           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Investing in Securities       A         A         A           N          A
of Other Investment
Companies
--------------------------------------------------------------------------------

1. The Fixed Income Fund may invest in corporate debt obligations rated Aaa, Aa, or A by Moody's or A by S&P and Fitch, or if unrated, of comparable quality as determined by the investment adviser.

--------------------------------------------------------------------------------

2. The commercial paper in which the International Equity Fund and Fixed Income Fund invest will be rated A-1 by Standard & Poor's (S&P), P-1 by Moody's Investor's Service, Inc. ("Moody's"), or F-1 by Fitch IBCA, Inc ("Fitch).

3. No more than 30% of the International Equity Fund's assets will be committed to forward contracts for hedging purposes at any time.

4. The value of futures contracts will not exceed 20% of the Equity Plus Fund and Small Cap Fund's total assets. The Equity Plus Fund, Small Cap Fund and International Equity Fund will not enter into futures contracts and options on futures contracts, for purposes other than "bona fide hedging" as defined in regulations adopted by the Commodity Futures Trading Commission for which aggregate initial margin and premiums paid for unexpired options exceed 5% of the fair market value of each Fund's total assets.

5. The Equity Plus Fund and Small Cap Fund will not purchase options to the extent that more than 5% of the value of each Fund's total assets would be invested in premiums on open option positions.

6. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the value of their respective total assets.







MONEY MARKET FUNDS
-------------------------------------------------------------------------
Securities                      Prime Money      U.S.        Michigan
                                Market Fund    Treasury      Municipal
                                             Money Market    Cash Fund
                                                 Fund
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Treasury Securities                  A             P             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Agency Securities                    A             N             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Corporate Debt Securities            P             N             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Commercial Paper                     P             N             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Demand Instruments                   P             N             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Municipal Securities                 A             N             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Asset Backed Securities              A             N             N
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Bank Instruments                     P             N             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Credit Enhancement                   P             N             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Tax Exempt Securities (1)            N             N             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
General Obligation Bonds             N             N             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Special Revenue Bonds                N             N             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Municipal Notes                      N             N             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Variable Rate Demand                 P             N             P
Instruments
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Foreign Securities                   A             N             N
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Foreign Government Securities        A             N             N
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Repurchase Agreements                P             P             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Reverse Repurchase Agreements        A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Delayed Delivery Transactions        A             A             A
(2)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Securities Lending                   N             N             N
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Investing in Securities of           A             A             A
Other Investment Companies
-------------------------------------------------------------------------



1. The Michigan Municipal Cash Fund will not invest more than 5% of its assets in industrial revenue bonds where the payment of principal and interest is the responsibility of companies (or guarantors, if applicable) with less than three years of continuous operations, including the operation of any predecessor.

2 The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the value of their respective total assets.

Securities Descriptions and Techniques
Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. The following describes the types of equity securities in which the Funds invest.

   Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

   Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such redeemable preferred stock as a fixed income security.

   Warrants

Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

   World Equity Benchmark Shares (WEBS)

WEBS are shares of structured index funds that trade continuously on the American Stock Exchange and represent shares in an open-end investment company. WEBS provide a Fund with a passive approach to investing in a broad range of equity securities in various foreign markets. Each WEB index is designed to follow the performance of a different Morgan Stanley Capital International ("MSCI") country index. WEBS give a Fund the ability to remain in a local trading environment while still obtaining exposure to foreign markets.

   Optimised Portfolios As Listed Securities (OPALS)

OPALS are listed on the Luxembourg Stock Exchange and are designed to provide a Fund with a return which tracks a specific equity index. With OPALS, a Fund lends money to the issuer of the OPALS, and, in return, receives an income stream that tracks, within agreed limits, the movement in a specified equity index-like the S&P 500. At the end of the loan term, a Fund may redeem the OPALS for the physical shares of the underlying equity index.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

   Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

   Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

   Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

      Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

      Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

   Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

         Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

         PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

         IOs and POs

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

         Floaters and Inverse Floaters

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z Classes and Residual Classes

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

   Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

   Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based in part upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued, the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

   Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

      Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.

   Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

The foreign securities in which the Prime Money Market Fund invest are primarily denominated in U.S. dollars. The foreign securities in which the International Equity Fund invests are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

   Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts:

   Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.

The Equity Funds may buy and sell stock index futures contracts, financial futures and futures on portfolio securities. The International Equity Fund may also enter into forward foreign currency exchange contracts. The Fixed Income Fund may buy and sell financial futures contracts.

   Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Fixed Income Fund may:

Buy call options on portfolio securities and on financial futures contracts in anticipation of an increase in the value of the underlying asset; Buy put options on portfolio securities and on financial futures contracts in anticipation of a decrease in the value of the underlying asset; and Buy or write options to close out existing options positions.

   The Equity Funds may:

Buy call options on portfolio securities and on stock index and financial futures contracts in anticipation of an increase in the value of the underlying asset; Buy put options on portfolio securities and on stock index and financial futures contracts in anticipation of a decrease in the value of the underlying asset; and

   Buy or write options to close out existing options positions.

The Equity Fund and Fixed Income Fund may also write call options on portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Special Transactions

   Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Funds' custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to counterparty risks.

   Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to counterparty risks.

   Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

   Securities Lending

A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but they will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and counterparty risks. These transactions create leverage risks.

   Asset Coverage

In order to secure their obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies

A Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Investment Ratings

A nationally recognized statistical rating organization's ("NRSRO") rating categories are determined without regard for sub-categories and gradations. For example, with respect to the Prime Money Market Fund, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch"), are all considered rated in the highest short-term rating category, and with respect to the Michigan Municipal Cash Fund, securities rated SP-1+, SP-1 or SP-2 by S&P, MIG-1 or MIG-by Moody's, or F-1+, F-1 and F-2 by Fitch, are all considered rated in one of the two highest short-term rating categories. Investment Ratings for Investment Grade Securities The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds' risks are described below.

Stock Market Risks

o The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

o The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Currency Risks

o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

o The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks Related to Investing for Value

o Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Investing for Growth

o Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Company Size

o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o Companies with smaller market capitalization also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalization.

Risks of Foreign Investing

o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Credit Risks

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Interest Rate Risks

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer duration. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Tax Risks

o In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

o Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Call Risks

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

o Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

o A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Leverage Risks

o Leverage risk is created when an investment exposes the Funds to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Funds' risk of loss and potential for gain.

o Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

Euro Risks

o A Fund may make significant investments in securities denominated in the euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

o With the advent of the euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Investment Limitations

Selling Short and Buying on Margin

The Funds will not sell any securities short or purchase any securities on margin but may obtain such short- term credits as may be necessary for clearance of transactions. With respect to the Fixed Income Fund and Equity Funds, the deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money

The Money Market Funds and U.S. Government Securities Fund will not issue senior securities except that they may borrow money in amounts up to one-third of the value of their respective total assets, including the amounts borrowed. The Funds will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of their respective total assets are outstanding.

The Equity Funds and Fixed Income Fund will not issue senior securities except that they may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of their respective total assets, including the amounts borrowed. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of their respective total assets are outstanding.

Concentration of Investments

The Equity Plus Fund and the Fixed Income Fund will not invest 25% or more of the value of their respective total assets in any one industry, except that the Funds may invest 25% or more of the value of their respective total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

The International Equity Fund and Small Cap Fund will not invest 25% or more of the value of their respective total assets in any one industry, except that the Funds may invest 25% or more of the value of their respective total assets in U.S. Government Securities, and repurchase agreements collateralized by such securities. U.S. Government Securities Fund will not concentrate in any one industry.

Prime Money Market Fund will not invest 25% or more of the value of its total assets in any one industry. However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.

Underwriting

The Equity Funds, U.S. Government Securities Fund, Prime Money Market Fund and Michigan Municipal Cash Fund will not underwrite any issue of securities except as each Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations. Fixed Income Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities in accordance with its investment objective, policies, and limitations.

Lending Cash or Securities

The Equity Funds and the Fixed Income Fund will not lend any of their assets except portfolio securities up to one-third of the value of their respective total assets. This shall not prevent the Funds from purchasing U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness, or other debt securities, and with respect to Fixed Income Fund purchasing variable rate demand notes, entering into repurchase agreements, or engaging in other transactions where permitted by the Funds' investment objective, policies and limitations.

U.S. Government Securities Fund will not lend any of its assets. This shall not prevent the purchase or holding of U.S. Treasury securities, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies.

Michigan Municipal Cash Fund will not lend any of its assets except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations.

Prime Money Market Fund will not lend any of its assets, except that it may purchase or hold money market instruments, including repurchase agreements and variable amount demand master notes, in accordance with its investment objective, policies, and limitations.

U.S. Treasury Money Market Fund will not lend any of its assets, except that it may purchase or hold U.S. Treasury obligations, including repurchase agreements, in accordance with its investment objective, policies, and limitations.

Pledging Assets

The Equity Funds and Fixed Income Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. With respect to the Equity Funds and Fixed Income Fund, for purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contract and related options, and segregation or collateral arrangements made in connection with options activities. With respect to Fixed Income Fund, the purchase of securities on a when-issued basis is not deemed to be a pledge of assets.

The Money Market Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, a Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

Investing in Real Estate

The Equity Plus Fund and Fixed Income Fund will not purchase or sell real estate, including limited partnership interests, although they may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate. Small Cap Fund, International Equity Fund, Prime Money Market Fund and Michigan Municipal Cash Fund will not purchase or sell real estate, although they may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Investing in Commodities, Commodity Contracts, or Commodity Futures Contracts

The Equity Funds and Fixed Income Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Funds may engage in transactions involving futures contracts and related options. Prime Money Market Fund and Michigan Municipal Cash Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.

Diversification of Investments

With respect to 75% of the value of its assets, the Equity Plus Fund, Fixed Income Fund and Prime Money Market Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Fixed Income Fund and Equity Plus Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

With respect to securities comprising 75% of the value of their total assets, the Small Cap Fund and International Equity Fund will not purchase securities of any one issuer (other than cash; cash items; U.S. government securities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of their respective total assets would be invested in the securities of that issuer, or they would own more than 10% of the voting securities of that issuer. Michigan Municipal Cash Fund will not invest more than 5% of its total assets in the securities of any one issuer (except cash and cash items, repurchase agreements collateralized by U.S. government securities and U.S. government obligations) with respect to securities comprising 75% of its assets. Under this limitation each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds, backed only by the assets and revenues of a nongovernmental user, are considered to be issued solely by that user. If in the case of an industrial development bond or governmental-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940 ("the 1940 Act").

Investing in Restricted Securities

Prime Money Market Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the federal securities laws, except for Section 4(2) commercial paper.

Michigan Municipal Cash Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.


--------------------------------------------------------------------------------

The above limitations cannot be changed unless authorized by the Board of Trustees ("Board") and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
--------------------------------------------------------------------------------

Pledging Assets

U.S. Government Securities Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

Investing in Restricted and Illiquid Securities

U.S. Government Securities Fund will not invest more than 15% of the value of its net assets in securities which are not readily marketable or which are otherwise considered illiquid, including repurchase agreements providing for settlement more than seven days after notice.

Small Cap Fund and International Equity Fund will not invest more than 15% of the value of their respective net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board, including non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options. Equity Plus Fund and Fixed Income Fund will not invest more than 15% of the value of their respective net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Board to be liquid, and non-negotiable fixed time deposits with maturities over seven days.

The Money Market Funds will not invest more than 10% of the value of their respective net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, certain restricted securities not determined by the Board to be liquid, and non-negotiable fixed time deposits with maturities over seven days.

Investing in Securities of Other Investment Companies

The Equity Funds, Fixed Income Fund, Prime Money Market Fund and Michigan Municipal Cash Fund can each acquire up to 3% of the total outstanding stock of other investment companies, and may invest in the securities of affiliated money market funds as an efficient means of managing their uninvested cash. The Funds will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of each Fund's shares does not include a sales charge exceeding 1 1/2 %. With respect to the Equity Funds, Fixed Income Fund, and Money Market Funds, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. Nor are they applicable, with respect to Fixed Income Fund, to securities of investment companies that have been exempted from registration under the 1940 Act.

It should be noted with respect to the Equity Funds, Fixed Income Fund, Prime Money Market Fund and Michigan Municipal Cash Fund, that investment companies incur certain expenses, such as investment advisory, custodian and transfer agent fees, and therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

Investing in Put Options

The Equity Funds and Fixed Income Fund will not purchase put options on securities unless the securities are held in the Funds' portfolio and not more than 5% of the value of the respective Fund's total assets would be invested in premiums on open put option positions.

Writing Covered Call Options

The Equity Funds and Fixed Income Fund will not write call options on securities unless the securities are held in the Funds' portfolio or unless a Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Dealing in Puts and Calls

Michigan Municipal Cash Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these, except that it may purchase municipal securities accompanied by agreements of sellers to repurchase them at the Fund's option.

Purchasing Securities to Exercise Control

The Equity Funds and Fixed Income Fund will not purchase securities of a company for purpose of exercising control or management. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of the Funds' policies and limitations, each Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Determining Market Value of Securities

With respect to the Prime Money Market Fund, U.S. Treasury Money Market Fund, and Michigan Municipal Cash Fund, the Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Fund computed by dividing the annualized daily income on a Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Funds' use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the 1940 Act. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and a Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than
0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

With respect to the Equity Plus Fund, Small Cap Fund, International Equity Fund, U.S. Government Securities Fund, and Fixed Income Fund, the market values of the Funds' portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities at fair value as determined in good faith by the Board.


Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?
===============================================================================

You can purchase, redeem or exchange Fund shares any day the New York Stock Exchange (NYSE) is open. The Equity Funds' and Bond Funds' net asset value (NAV) per Shares fluctuates and is based on the market value of all securities and other assets of the Funds. The Money Market Funds attempt to stabilize the net asset value (NAV) of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share. The NAV for each class of Shares may differ due to the variance in daily net income realized by each Share class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR eliminating THE FRONT-END SALES CHARGE
(Small Cap Fund and International Equity Fund)

You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases

You can combine concurrent purchases of the same share class of two or more Independence One Funds in calculating the applicable sales charge.

Letter of Intent - Class A Shares

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

HOW ARE THE FUNDS SOLD?
================================================================================

Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12b-1 PLAN (U.S. Treasury Money Market Fund, Michigan Municipal Cash Fund)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets. The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Funds pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

With respect to the Prime Money Market Fund, Class K Shares, the Fund may pay Michigan National Bank for providing shareholder services and maintaining shareholder accounts. Michigan National Bank may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS


Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor (these fees do not come out of Fund assets). The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR FUND SHARES
================================================================================

With respect to the Equity Funds and Bond Funds, you may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as they value their assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES
================================================================================

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND
================================================================================

Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Funds determine their NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW
================================================================================

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION
===============================================================================

VOTING RIGHTS

Each share of each Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

   As  of  June  __,  2001,   the  following   shareholders   owned  of  record,
beneficially,  or both, 5% or more of outstanding Shares of the following Funds:
(to be filed by amendment)

Prime Money Market Fund

Pierson & Co., Farmington Hills, MI, owned approximately 136,561,690 Class K Shares (28.44%).

Pierson & Co., Farmington Hills, MI, owned approximately 45,989,083 Class Y Shares (30.54%); Oak Mall Shopping Center, Troy, MI, owned approximately
34,348,663 Class Y Shares (22.81%); L & L Products Inc., Romeo, MI, owned approximately 18,141,253 Class Y Shares (12.05%); and Michigan State University, East Lansing, MI, owned approximately 7,964,542 Class Y Shares (5.29%).

U.S. Treasury Money Market Fund

Pierson & Co., Farmington Hills, MI, owned approximately 85,320,941 Shares (40.62%).

Michigan Municipal Cash Fund

Pierson & Co., Farmington Hills, MI, owned approximately 32,967,703 Shares (32.07%); Christman Company, Lansing, MI, owned approximately 5,589,523 Shares (5.44%); Art Van Furniture Tech Plaza, Warren, MI, owned approximately 6,378,880 Shares (6.20%); and Diebolt International Inc., Plymouth, MI, owned approximately 5,400,749 Shares (5.25%).

U.S. Government Securities Fund - Class A Shares (formerly, Class Y Shares)
---------------------------------------------------------------------------
Pierson & Co., Farmington Hills, MI, owned approximately 4,418,559 Class A
 Shares (98.33%).

Fixed Income Fund - Trust Shares (formerly, Class Y Shares)

Pierson & Co., Farmington Hills, MI, owned approximately 9,005,388 Trust Shares (92.44%).

Equity Plus Fund - Trust Shares (formerly, Class Y Shares)
----------------------------------------------------------

Pierson & Co., Farmington Hills, MI, owned approximately 10,292,008 Trust Shares (79.71%); and Fidelity Investment Institutional Operations Co. Inc., Covington, KY, as agent for certain employee benefit plans, owned approximately 2,063,936 Trust Shares (15.98%).

Small Cap Fund - Class A Shares (formerly, Class Y Shares)
----------------------------------------------------------

Pierson & Co., Farmington Hills, MI, owned approximately 3,652,767 Class A Shares (97.84%).

International Equity Fund - Class A Shares (formerly, Class Y Shares) Pierson & Co., Farmington Hills, MI, owned approximately 1,931,054 Class A Shares (99.81%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.



TAX INFORMATION
================================================================================

FEDERAL INCOME TAX

The Funds intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, they will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by a Fund.

FOREIGN INVESTMENTS

If the Funds purchase foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

MICHIGAN TAXES (Michigan Municipal Cash Fund)

Under existing Michigan laws, distributions made by the Michigan Municipal Cash Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Internal Revenue Code of 1986, as amended, and represent (i) interest from obligations of Michigan or any of its political subdivisions or (ii) income from obligations of the United States government which are exempted from state income taxation by a law of the United States.

Distributions by the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations of Michigan or its political subdivisions, or obligations of the United States government that are exempt from state taxation by a law of the United States.

Certain municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Fund are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.

Other State and Local Taxes

Income from the Michigan Municipal Cash Fund is not necessarily free from state income taxes in states other than Michigan or from personal property taxes. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
================================================================================

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of eight funds.

   As of June __, 2001, the Funds' Board and Officers as a group owned less than 1% of the Funds' outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

--------------------
Name                                                           Aggregate
Birth Date            Principal Occupations                    ------------
Address               for Past Five Years                      Compensation
Position With Trust                                            ------------
                                                               From Trust
Robert E. Baker       Retired; formerly, Vice Chairman,             $16,000
Birth Date: May 6,    Chrysler Financial Corporation.
1930
4327 Stoneleigh
Road
Bloomfield Hills,
MI
 TRUSTEE
----------------------Managing Partner, Berry Investment     --------------
Harold Berry          Company, Berry Enterprises, Berry             $16,000
Birth Date:           Ventures.
September 17, 1925
290 Franklin Center
29100 Northwestern
Highway
Southfield, MI
TRUSTEE
---------------------------------------------------------------------------
Nathan Forbes*        President, Forbes/Cohen Properties,           $16,000
Birth Date:           President and Partner, The Forbes
December 5, 1962      Company.
26580 Willowgreen
Drive
Franklin, MI
TRUSTEE
----------------------Chairman, Nederlander Enterprises      --------------
Harry J.                                                            $16,000
Nederlander#
Birth Date:
September 5, 1917
231 S. Old
Woodward, Suite 219
Birmingham, MI
TRUSTEE
--------------------  ---------------------------------------  ------------
Thomas S. Wilson#     President and CEO of the Detroit              $16,000
Birth Date: October   Pistons; President and CEO, Palace
8, 1949               Sports Entertainment.
Two Championship
Drive
Auburn Hills, MI
TRUSTEE
--------------------  -----------------------------------------------------
Edward C. Gonzales    Trustee or Director of some of the                 $0
--------------------  Funds in the Federated Fund Complex;
Birth Date: October   President, Executive Vice President
22, 1930              and Treasurer of some of the Funds in
Federated Investors   the Federated Fund Complex; Vice
Tower                 Chairman, Federated Investors, Inc.;
1001 Liberty Avenue   Vice President, Federated Investment
Pittsburgh, PA        Management Company  and Federated
PRESIDENT AND         Investment Counseling, Federated
TREASURER             Global Investment Management Corp. and
                      Passport Research, Ltd.; Executive
                      Vice President and Director, Federated
                      Securities Corp.; Trustee, Federated
                      Shareholder Services Company.
----------------------Vice President - Funds Financial       --------------
Jeffrey W. Sterling   Services Division, Federated                       $0
Birth Date:           Investors, Inc.; formerly: various
February 5, 1947      management positions within Funds
Federated Investors   Financial Services Division of
Tower                 Federated Investors, Inc.
1001 Liberty Avenue
Pittsburgh, PA
VICE PRESIDENT AND
ASSISTANT TREASURER
--------------------  -----------------------------------------------------
C. Grant Anderson     Corporate Counsel, Federated                       $0
--------------------  Investors, Inc.
Birth Date:
November 6, 1940
Federated Investors
Tower
1001 Liberty Avenue
Pittsburgh, PA
SECRETARY
----------------------------------------------------------------------------



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Funds.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading


As required by SEC rules, the Funds, their Adviser and their Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. With respect to the Equity Funds and Bond Funds, the Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

   For the fiscal years ended April 30, 2001, 2000 and 1999, the Equity Plus Fund paid total brokerage commissions of $_____, $41,511, and $56,051 respectively. For the fiscal years ended April 30, 2000 and 1999, the Small Cap Fund paid total brokerage commissions of $23,773 and $37,216, respectively and the International Equity Fund paid brokerage commissions of $36,279 and $43,448, respectively.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

ADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Administrative Services provides these at the following annual rate of the average aggregate daily net assets of the Trust as specified below:


Maximum                   Average Aggregate Daily Net Assets of the
Administrative Fee        Trust
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $50,000 per portfolio. Federated Administrative Services may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.
--------------------------------------------------------------------------------

Federated   Administrative   Services  also  provides  certain   accounting  and
recordkeeping services with respect to the Funds' portfolio investments for a fee based on the Funds' assets plus out-of-pocket expenses.

CUSTODIAN

Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities and cash of the Funds. Under the Custodian Agreement, Michigan National Bank holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT auditors

The independent auditors for the Funds, KPMG LLP, plans and performs their audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatements.





FEES PAID BY THE FUNDS FOR SERVICES
-------------------------------------------------------------------------------------------
Fund                 Advisory Fee Paid/      Sub-Advisory Fee Paid/  Administrative Fee
                     Advisory Fee Waived        Sub-Advisory Fee           Paid/
                                                     Waived          Administrative Fee
                                                                           Waived
                                                                    -----------------------
                 --------------------------------------------------------------------------
                  For the fiscal year ended   For the fiscal year   For the fiscal year
                          April 30,                  ended                 ended
                                                   April 30,             April 30,
                 --------------------------------------------------------------------------
                 --------------------------------------------------------------------------
                   2001     2000      1999    2001   2000    1999   2001   2000     1999
-------------------------------------------------------------------------------------------
Equity Plus Fund          $1,260,497$946,337/       $107,603$85,083/$0    $312,859$241,610/
                          $315,124  $259,906        $0                    $0      $0
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Small Cap Fund            $169,653/ $77,419/        $16,506 N/A           $50,000/$43,699/
                          $0        $32,156                               $16,312 $34,504
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
International             $198,536/ $63,745/        $60,139/$16,359/$0    $50,000/$29,864/
Equity Fund               $83,476   $63,745         $0                    $37,201 $29,864
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
U.S. Government           $359,790/ $467,877/       $0      $0            $51,051/$68,475/
Securities Fund           $205,594  $273,903                              $0      $0
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Fixed Income              $669,504/ $608,131/       N/A     N/A           $88,640/$82,964/
Fund                      $401,702  $372,219                              $0      $0
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Prime Money               $2,796,477$2,307,358/     N/A     N/A           $693,957$588,977/
Market Fund               $1,747,798$1,442,099                            $0      $0
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
U.S. Treasury             $882,256/ $1,028,200/     N/A     N/A           $218,960$263,394/
Money Market              $0        $0                                    $0      $0
Fund
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Michigan                  $392,896/ $467,103/       N/A     N/A           $97,509/$119,511/
Municipal Cash            147,336   $175,163                              $0      $0
Fund
-------------------------------------------------------------------------------------------


     Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

12b-1Fees

     The U.S. Treasury Money Market Fund and Michigan Municipal Cash Fund are not currently paying 12b-1 fees under the Distribution Plan. Should the Funds begin to pay these fees, shareholders will be notified.



Shareholder Services Fees

     For the fiscal year ended April 30, 2001, Prime Money Market Fund (Class K Shares) paid $_________ in shareholder services fees.


HOW DO THE FUNDS MEASURE PERFORMANCE?
===============================================================================

     The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

   average Annual Total Returns,Yield, effective yield and tax equivalent yield


---------------------------------------------------------------------------------------
FUNDS         Equity  Small      International   U.S.       Fixed   Prime   Prime     U.S.      Michigan
              Plus    Cap Fund     Equity      Government  Income  Money   Money    Treasury  Municipal
               Fund   Class Y      Fund        Securities  Fund   Market  Market     Money       Cash
              ------- Shares     Class Y         Fund      Trust   Fund    Fund       Market       Fund
              Trust              Shares1       Class Y     Shares  Class   Class       Fund
              Shares                            Shares               K       Y
                                                                   Shares  Shares
---------------------------------------------------------------------------------------
   Average
Annual Total
   Return
   for the
  following   16.00%  17.86%     8.63%           2.08%      1.40%   5.09%   5.35%      4.67%   3.06%
   periods    N/A     N/A         N/A            6.36%       N/A     5.09%   N/A       4.89%   3.08%
 ended April  N/A     N/A         N/A             N/A        N/A     4.82%   N/A       4.64%   3.13%
  30, 2001    26.12%  5.70%      23.76%           5.88%     4.95%   5.14%   5.35%      4.97%   3.34%
  One Year    (a)     (b)         (c)             (d)        (e)     (f)     (g)        (h)     (i)
 Five Years
  Ten Years
    Since
  Inception
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Yield       N/A     N/A      N/A                N/A      N/A    5.61%  5.86%      5.18%     4.04%
   for the
7-day period
 ended April
  30, 2001
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Yield      0.55%   0.00%    0.00%              5.75%     6.45%    N/A    N/A           N/A    N/A
   for the
   30-day
period ended
  April 30,
    2000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Effective     N/A     N/A      N/A                 N/A      N/A    5.77%  6.03%          5.32%  4.12%
    Yield
   for the
7-day period
 ended April
  30, 2001
              -------------------------------------------------------------------------
---------------------------------------------------------------------------------------
     Tax        N/A     N/A      N/A                  N/A      N/A     N/A    N/A          N/A   7.20%
 Equivalent
    Yield
   for the
7-day period
 ended April
  30, 2001
--------------------------------------------------------------------------------

    1. Effective June 30, 2000, Class Y Shares were redesignated as Class A Shares. Start of performance dates: (a) September 25, 1995; (b) June 22, 1998;
(c) September 25, 1998;  (d) January 11, 1993; (e) October 23, 1995; (f) June 1,
1989; (g) May 1, 1995; (h) June 1, 1989; and (i) June 1, 1989.

TOTAL RETURN


Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

yield


With respect to the Equity Funds and Bond Funds, the yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The yield and effective yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

With respect to the Money Market Funds, the yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE (Michigan Municipal Cash Fund)


Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


TAX EQUIVALENCY TABLE (to be updated)
Taxable Yield Equivalent for 2000 - STATE OF MICHIGAN

Tax Bracket:
     Federal               15.00%      28.00%      31.00%       36.00%    39.60%

Combined Federal and State19.300%     32.300%     35.300%      40.300%   43.900%
--------------------------------------------------------------------------------
Joint Return              $1-43,85$43,851-105,$105,951-161,$161,451-288Over
                                                                         288,350
Single Return             $1-26,25$26,251-63,5$63,551-132,6$132,601-288Over
                                                                         288,350
Tax Exempt Yield:         Taxable Yield Equivalent:
1.00%                       1.24%       1.48%       1.55%       1.68%      1.78%
1.50%                       1.86%       2.22%       2.32%       2.51%      2.67%
2.00%                       2.48%       2.95%       3.09%       3.35%      3.57%
2.50%                       3.10%       3.69%       3.86%       4.19%      4.46%
3.00%                       3.72%       4.43%       4.64%       5.03%      5.35%
3.50%                       4.34%       5.17%       5.41%       5.86%      6.24%
4.00%                       4.96%       5.91%       6.18%       6.70%      7.13%
4.50%                       5.58%       6.65%       6.96%       7.54%      8.02%
5.00%                       6.20%       7.39%       7.73%       8.38%      8.91%
5.50%                       6.82%       8.12%       8.50%       9.21%      9.80%
6.00%                       7.43%       8.86%       9.27%      10.05%     10.70%
6.50%                       8.05%       9.60%      10.05%      10.89%     11.59%
7.00%                       8.67%      10.34%      10.82%      11.73%     12.48%
7.50%                       9.29%      11.08%      11.59%      12.56%     13.37%
8.00%                       9.91%      11.82%      12.36%      13.40%     14.26%
8.50%                      10.53%      12.56%      13.14%      14.24%     15.15%
9.00%                      11.15%      13.29%      13.91%      15.08%     16.04%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

-------------------------------------------------------------------------------


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Funds' returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.


The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

EQUITY FUNDS

o Standard & Poor's Composite Index of 500 Stocks, Standard & Poor's 100 Index and Standard & Poor's SmallCap 600 Composite Stock Price Index, which are composite indices of common stocks in industry, transportation, and financial and public utility companies, can be compared to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indices assume reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in the maximum offering price over a specific period of time. From time to time, a Fund will quote its Lipper ranking and category in advertising and sales literature.

o Morningstar, Inc. is an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 1,000 securities on the stock exchanges of countries in Europe, Australia and the Far East.

o Morgan Stanley Capital International Europe Index is an unmanaged index of common stocks that includes fourteen countries throughout Europe.

o Morgan Stanley Capital International Japan Index is an unmanaged index of common stocks.

o Morgan Stanley Capital International World Index is an arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

BOND FUNDS

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, a Fund will quote its ranking from its respective Lipper category in advertising and sales literature.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o Merrill Lynch U.S. Treasury/Agency Master Index is an index comprised of long-term bonds publicly issued by the U.S. government or its agencies.

o Merrill Lynch 1-10 Years U.S. Corporate/Government Bond Index tracks U.S. government securities with maturities between 1 and 9.99 years.

o Lehman Brothers Government Bond Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, the index calculates total returns for
     one-month,   three-month,    twelve-month,   and   ten-year   periods   and
     year-to-date.

o Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the U.S. Government its agencies and instrumentalities and corporations with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

o Lehman Brothers Seven Year State General Obligation Bond Index is an index of general obligation bonds rated Baa or better with 6-8 years to maturity.

MONEY MARKET FUNDS

o Lipper Analytical Services, Inc. ranks funds in various fund categories using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature.

o Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, a Fund will quote its Money ranking in advertising and sales literature.


FINANCIAL INFORMATION
================================================================================

The Financial Statements for the Funds for the fiscal year ended April 30, 2001, are incorporated herein by reference to the Annual Reports to Shareholders of the Independence One Mutual Funds dated April 30, 2001.

INVESTMENT RATINGS
================================================================================

Standard & Poor's Short-Term Municipal Obligation Ratings


A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings


S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Commercial Paper (CP) Ratings


An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Long-Term Debt Ratings

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


Moody's Investors Service, Short-Term Municipal Obligation Ratings


Moody's Investor Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings


Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper (CP) Ratings

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Long-Term Debt Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


Fitch Investors Service, L.P. Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


Standard & Poor's Long-Term Debt Rating Definitions

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investors Service Long-Term Bond Rating Definitions

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch IBCA, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard & Poor's Commercial Paper Ratings

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Fitch IBCA, Inc. Commercial Paper Rating Definitions

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


ADDRESSES

independence one mutual funds

5800 Corporate Drive
Pittsburgh, PA 15237-7010

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

   Independence One Capital Management Corporation

27777 Inkster Road

Mail Code 10-30

Farmington Hills, MI 48333-9065

Investment Sub-Advisers:

Equity Plus Fund and Small Cap Fund

Sosnoff Sheridan Weiser Corporation

440 South LaSalle Street

Suite 2301

Chicago, IL 60605

International Equity Fund

   ABN AMRO Asset Management (USA), LLC

208 S. LaSalle Street, 4th floor

Chicago, IL, 60604

U.S. Government Securities Fund

Independence One Capital Management Corporation

27777 Inkster Road

Mail Code 10-52

Farmington Hills, MI 48333-9065

Custodian

Michigan National Bank.

27777 Inkster Road

Mail Code 10-30

Farmington Hills, MI 48333-9065

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

KPMG LLP
99 High Street
Boston, MA 02110-2371






























                                                                 Cusip 453777203
                                                                 Cusip 453777302
                                                                 Cusip 453777401
                                                                 Cusip 453777708
                                                                 Cusip 453777807
                                                                 Cusip 453777864
                                                                 Cusip 453777872
                                                                 Cusip 453777831
                                                                 Cusip 453777849




Prospectus

[Graphic Representation Omitted-See Appendix]

Independence One(R)

Mutual Funds

Independence One(R) Mutual Funds offers eight portfolios, including three equity funds, two bond funds and three money market funds.

Independence One
Equity Plus Fund
Trust Shares

Independence One
Small Cap Fund
Class A Shares

Independence One
International Equity Fund
Class A Shares

Independence One
U.S. Government Securities Fund
Class A Shares

Independence One
Fixed Income Fund
Trust Shares

   June 30, 2001

[Graphic Representation Omitted-See Appendix]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense. For more information about any of the Independence One(R) Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.


Independence One(R) Mutual Funds
Contents

 Fund Goals, Strategies, Performance and Risk    1
 Principal Risks of the Funds                    4
 What are the Funds' Fees and Expenses?         10
 Principal Securities in Which the Funds Invest 12
 Specific Risks of Investing in the Funds       18
 What do Shares Cost?                           21
 How are the Funds Sold?                        23
 How to Purchase Shares                         24
 How to Redeem and Exchange Shares              26
 Account and Share Information                  29
 Who Manages the Funds?                         30
 Financial Information                         32

Fund Goals, Strategies, Performance and Risk

[Graphic Representation Omitted-See Appendix]

The following describes the investment goals, strategies, and principal risks of the Independence One Equity Plus Fund, Independence One Small Cap Fund and Independence One International Equity Fund (combined the "Equity Funds") and Independence One U.S. Government Securities Fund and Independence One Fixed Income Fund (combined the "Bond Funds"). There can be no assurance that a Fund will achieve its goal.

Independence One Equity Plus Fund

Goal: Seeks to provide total return.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

Strategy: The Fund pursues its investment objective by investing primarily in the common stocks that comprise the Standard & Poor's Composite Stock Price Index ("S&P 100"), in an effort to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P 100.

The S&P 100 is a market capitalization-weighted index of 100 common stocks from a broad range of industries. The S&P 100 provides a measure of overall large company performance because the stocks selected for inclusion tend to be the leading companies in leading industries in the U.S. economy. Selection criteria include total market value of an issuer's outstanding shares (market capitalization), trading activity and liquidity of the issuer's shares, and the issuer's financial and operating soundness.

Normally at least 80% of the Fund's assets will be invested to correspond as closely as possible to the relative weighting of the S&P 100 in order to attempt to achieve a high degree of correlation between the performance of the Fund's portfolio and that of the S&P 100. The remaining 20% of the Fund's assets will normally also be invested in stocks that are included in the S&P 100, but the Fund's position in such stocks may be greater (overweighted) compared to such stocks' weightings in the S&P 100. These weightings will be determined by the Fund's Adviser and Sub-Adviser in an effort to exceed the total return performance of the S&P 100.

Independence One Small Cap Fund

Goal: Seeks to provide total return.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

Strategy: The Fund pursues its investment objective by investing at least 65% of its assets in a representative sample of common stocks comprising the S&P SmallCap 600 Index ("S&P SmallCap 600"), in an effort to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P SmallCap 600.

The S&P SmallCap 600 is a market capitalization-weighted index of 600 common stocks from a variety of economic sectors and industrial groups. Selection criteria include total market capitalization of an issuer's outstanding shares (market capitalization), market size, trading activity and liquidity of the issuer's shares, the issuer's financial and operating soundness, industry representation and public ownership.

The Fund's Adviser and Sub-Adviser invest the Fund's holdings in approximately 200 of the stocks that comprise the S&P SmallCap 600. The stocks selected may generally meet one or more of the following criteria: (i) a history of beta (price volatility) similar to the average beta of all stocks in the index; (ii) a price that is equal to or greater than that of the average index stock's price; and (iii) a total capitalization equal to or greater than the average index stock's capitalization. The Adviser believes that the stock selection process will help focus the Fund's holding in stocks that are relatively more liquid and that can be bought and sold with relatively lower transaction costs.

Independence One International Equity Fund

Goal: Seeks to provide total return.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.


Strategy:  The  Fund  primarily  invests  in  common  stocks  and  other  equity securities of foreign companies. The Fund seeks to approximate or exceed the performance of the Morgan Stanley Capital International Europe, Australia and Far East Accumulation Index (the "MSCI-EAFE Index") (net) in U.S. dollars over a rolling three-year period. The Fund focuses on developed countries in Europe, Australia and the Far East. The Fund's sub-Adviser diversifies the Fund's investments across a number of foreign countries and seeks securities of companies with above average growth potential and/or consistent earnings. In selecting investments for the Fund, the sub-Adviser uses a bottom-up approach to identify attractive industries and companies in various countries. The sub-Adviser adjusts the Fund's portfolio in response to changing growth scenarios for various industry sectors and regions. While the sub-Adviser may not necessarily spread the Fund's investments among more than three foreign countries, the sub-Adviser intends to diversify the Fund's investments among various countries in an effort to reduce risks.

The Fund has an investment goal of total return. Total return is a combination of income, from dividends or interest, and capital appreciation, which results from an increase in the value of a security (called unrealized appreciation) or from selling a security for more than its cost (called realized appreciation). The Fund's current strategy focuses on capital appreciation rather any income. As a result, in market conditions that favor funds that focus on income, the Fund may not be able to achieve the same level of total return as other mutual funds. For the Fund, income is typically incidental.


Independence One U.S. Government Securities Fund

Goal: Seeks to provide high current income.

Strategy: The Fund pursues its investment objective by investing only in U.S. Treasury and government agency securities. U.S. government securities are subject to varying levels of backing as to payment of principal and interest by the United States. In addition to seeking high current income relative to fixed income funds with shorter average durations than that of the Fund, the Fund's portfolio will be managed in an effort to seek total return which includes both changes in the principal value of the Fund's portfolio and interest income earned. Accordingly, the Fund's Adviser does not select securities purely to maximize the current yield of the Fund.

In an effort to manage the Fund's current income and total performance, the Adviser attempts to anticipate the opportunities and risks of changes in market interest rates. When the Adviser expects that market interest rates may decline, it may extend the average duration of the Fund's portfolio, and when, in the Adviser's judgment, market interest rates may rise, it may shorten the average duration of the Fund. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Generally, the Adviser will limit the Fund's duration to fall within a four to seven year range.

The Adviser may also attempt to improve the Fund's total return by weighing the relative value of different types of U.S. government securities having similar maturities in selecting portfolio securities.

Independence One Fixed Income Fund

Goal: Seeks to provide total return.

Strategy: The Fund pursues its investment objective by investing at least 65% of its assets in a diversified portfolio of fixed income securities consisting primarily of corporate obligations rated A or higher by a nationally recognized statistical rating organization ("NRSRO"); U.S. government securities; and mortgage backed and asset backed securities.

The Fund will attempt to deliver share price and/or income performance in excess of the bond market in general as measured by such broad indices as the Merrill Lynch 1-10 Years U.S. Corporate/Government Bond Index. The Fund currently expects to maintain an average dollar-weighted maturity of between three and eight years, although securities of longer or shorter maturities may be purchased.

In an effort to manage the Fund's total return, the Adviser attempts to anticipate the opportunities and risks of changes in market interest rates. When the Adviser expects that market interest rates may decline, it may extend the average maturity of the Fund's portfolio, and when, in the Adviser's judgment, market interest rates may rise, it may shorten the average maturity of the Fund. The Adviser may also attempt to improve the Fund's total return by weighing the relative value of the various types of fixed income securities having similar maturities in selecting portfolio securities.

Principal Risks of the Funds

[Graphic Representation Omitted-See Appendix]

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.

For example, a Fund's share price may decline and an investor could lose money. Also, there is no assurance that a Fund will achieve its investment objective. The Shares offered by this prospectus are not deposits or obligations of any bank and are not endorsed or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

                                                            U.S.
                       Equity                            Government  Fixed
                          Plus    Small Cap InternationalSecurities  Income
Risks                     Fund      Fund    Equity Fund     Fund      Fund

Stock Market Risks 1       X          X          X

Currency Risks 2                                 X

Risks Related to
Investing for Value 3                            X

Risks Related to
Investing for Growth 4                           X

Risks Related to
Company Size 5                        X

Risks of Foreign
Investing 6                                      X

Credit Risks 7                                                         X

Interest Rate Risks 8                                        x         X

Call Risks 9                                                           X

Prepayment Risks 10                                                    X
1     The value of equity securities rise and fall.

2     Exchange rates for currencies fluctuate daily.

3 Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

4 Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

5 The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

6 Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

7 The possibility that an issuer will default on a security by failing to pay interest or principal when due.

8 Prices of fixed income securities rise and fall in response to interest rate changes. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

9 An issuer may redeem a fixed income security before maturity at a price below its current market price.

10 The relative volatility of mortgage backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

Risk/Return Bar Chart and Table (to be filed by amendment)

What are the Funds' Fees and Expenses? (to be filed by amendment)

Principal Securities in Which the Funds Invest

[Graphic Representation Omitted-See Appendix]

Equity Securities

The Equity Funds invest in equity securities. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

The following describes the principal types of equity securities in which the Equity Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

Foreign Securities

The foreign securities held by the International Equity Fund are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts held by the International Equity Fund are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund may enter into spot currency trades. In a spot trade, a Fund agrees to exchange one currency for another at the current exchange rate. A Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease a Fund's exposure to currency risks.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

International Equity Fund may principally trade in the following types of derivative contracts:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.

International Equity Fund may principally buy/sell the following types of futures contracts: stock index futures and foreign currency forward contracts.

Hedging

Small Cap Fund and International Equity Fund may use hedging as a principal strategy. Hedging transactions are intended to reduce specific risks. For example, to protect a Fund against circumstances that would normally cause a Fund's portfolio securities to decline in value, a Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. A Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. A Fund's ability to hedge may be limited by the costs of the derivatives contracts. A Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that
(1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to a Fund.

Fixed Income Securities

The Bond Funds invest in fixed income securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Bond Funds may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

The Fixed Income Fund may invest in commercial paper. Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Mortgage Backed Securities

The mortgage backed securities which may be held by the Fixed Income Fund represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. The Fixed Income Fund will only invest in CMOs which, at the time of purchase, are rated AAA by a NRSRO or are of comparable quality as determined by the Adviser, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement. This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which is difficult to predict and will vary among pools.

Asset Backed Securities

The Fixed Income Fund may invest in asset backed securities. Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of notes or pass through certificates. Asset backed securities have prepayment risks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based in part upon its credit enhancement.

Certain of the Fixed Income Fund's investments may be credit enhanced. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Temporary Defensive Investments

A Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Portfolio Turnover

The Funds may actively trade their portfolio securities in an attempt to achieve their investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

Specific Risks of Investing in the Funds

[Graphic Representation Omitted-See Appendix]

Stock Market Risks

o The value of equity securities in the Equity Funds' portfolios will rise and fall. These fluctuations could be a sustained trend or a drastic movement. Each Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

o The Adviser attempts to manage market risk by limiting the amount a Fund may invest in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Currency Risks

o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Risks Related to Investing for Value

o Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Investing for Growth

o Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Company Size

o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Risks of Foreign Investing

o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser/Sub-Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Credit Risks

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Interest Rate Risks

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risks

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

o Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities held by a Fund. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise.

o Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

o Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

What Do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. Shares of the Fund are sold at net asset value (NAV). When the Fund receives your transaction request in proper form, it is processed at the next calculated NAV plus any applicable front-end sales charge (public offering price).

If the International Equity Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.

Investors who purchase, redeem or exchange through a financial intermediary may be charged a service fee by that financial intermediary. Financial intermediaries are authorized to accept purchase and redemption orders from their customers on behalf of the Funds. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. The Funds value fixed income securities at the last sale price on a national securities exchange, if available, and otherwise, as determined by an independent pricing service. Short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board of Trustees ("Board").

Futures contracts, options futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Trust Shares of the Equity Plus Fund and the Fixed Income Fund do not charge a front-end sales charge.

The Class A Shares of Small Cap Fund, International Equity Fund and U.S. Government Securities Fund are sold at NAV plus a front-end sales charge as follows:

Sales Charge When You Purchase
                          Sales Charge      Sales Charge
Class A Shares         as a Percentage of as a Percentage of
Purchase Amount       Public Offering Price      NAV
Less than $100,000            4.00%             4.17%
$100,000 but less than $250,0003.25%            3.36%
$250,000 but less than $500,0002.50%            2.56%
$500,000 but less than $750,0001.75%            1.78%
$750,000 but less than $1 million               1.00% 1.01%
$1 million or greater         0.00%             0.00%

The sales charge at purchase may be reduced or eliminated by:

purchasing Shares in greater quantities to reduce the applicable sales charge; combining concurrent purchases of Shares:

by you, your spouse, and your children under age 21; or of the same share class of two or more Independence One Funds (other than money market funds);

accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

within 120 days of redeeming Shares of an equal or lesser amount; by exchanging shares from the same share class of another Independence One Fund (other than a money market fund); through the Trust Department of Michigan Natonal Bank; as a shareholder of Class A Shares (formerly, Class Y Shares) of Small Cap Fund, International Equity Fund and U.S. Government Securities Fund who acquired Shares prior to July 1, 2000; through entities having no transaction fee agreements with Independence One Capital Management Corporation; through investment professionals that receive no portion of the sales charge; or as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge as described above, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

How are the Funds Sold?

The following classes are offered by the Funds. Independence One Equity Plus Fund (Class A Shares, Class B Shares and Trust Shares); Independence One Small Cap Fund (Class A Shares); Independence One International Equity Fund (Class A Shares); Independence One U.S. Government Securities Fund (Class A Shares and Class B Shares), and Independence One Fixed Income Fund (Class A Shares, Class B Shares and Trust Shares). This prospectus relates only to Trust Shares--Equity Plus Fund and Fixed Income Fund, Class A Shares--Small Cap Fund, International Equity Fund and U.s. Government Securities Fund. Each Share class has different sales charges and other expenses, which affect its performance. Contact your investment professional or call 1-800-334-2292 for more information concerning the other classes.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions, corporations, fiduciaries and individuals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

How to Purchase Shares

You may purchase Shares through Independence One Brokerage Services, Inc.

("Independence One"), or through brokers or dealers which have a sales agreement with the Distributor. The Funds reserve the right to reject any request to purchase or exchange Shares. The minimum initial investment for Fund Shares is $1,000. Subsequent investments must be in the amounts of at least $100.

Through an Investment Professional

o     Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the public offering price if the investment professional forwards the order to the Fund before 5:00 p.m. on the same day and the Fund receives payment within three business days.

Through Independence One
o     Establish your account with the Fund by calling toll free
   1-800-334-2292; and
o     Send your payment to the Fund by Federal Reserve wire or check.

Orders must be received by 4:00 (Eastern time) in order for Shares to be purchased at that day's price. For Shares purchased directly from the Distributor, payment by wire or check must be received within three business days.

By Wire

Place your order with an investment professional or call 1-800-334-2292 and send your wire to:

       Federated Shareholder Services Company
    c/o Independence One Capital Management Corporation
    Farmington Hills, Michigan
    Dollar Amount of Wire
   For Credit to: Independence One (include name of the Fund, and if applicable, Share class)
    Account Number: 6856238933
    ABA Number: 072000805
    Wire Order Number, Dealer Number, or Group Number
    Nominee/Institution Name

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to OIndependence One (include name of the Fund),O note your account number on the check, and mail it to:

Independence One Mutual Funds
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally payable to someone other than you or the Fund).

Through an Exchange

   You may purchase Shares through an exchange from the same Share class of another Independence One Fund. In addition, you may exchange Class B Shares of the Funds into the Independence One U.S. Treasury Money Market Fund and exchange Class A Shares into Shares of Federated Michigan Intermediate Municipal Trust and Shares of any of the Independence One Money Market funds. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

By Systematic Investment Program

   Once you have opened an account, you may automatically purchase additional Shares on a regular basis in a minimum amount of $100. A shareholder may apply for participation in this program through Independence One Capital Management Corporation by calling 1-800-334-2292.

By Automated Clearing House (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

Retirement Investments

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares
You should redeem or exchange Shares:
o through an investment professional if you purchased Shares through an investment professional; or
o     through Independence One.

Through an Investment Professional

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

Through Independence One

By Telephone

You may redeem or exchange Shares by calling 1-800-334-2292 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the transfer agent by an Independence One representative, or an authorized broker, and deposited to the shareholder's account before being exchanged. Certificates should be sent to: Federated Shareholder Services Company, P.O. Box 8609, Boston, Massachusetts 02266-8609.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund Independence One or an authorized broker. Shareholders redeeming or exchanging through an authorized broker should mail requests directly to the broker. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Redemption or exchange requests through Independence One should be sent to:
    Independence One(R) Mutual Funds
    27777 Inkster Road
    Mail Code 10-52
    Farmington Hills, Michigan 48333-9065

All requests must include:
o     Fund Name, account number and account registration;
o     amount to be redeemed or exchanged;
o     signatures of all shareholders exactly as registered; and
o if exchanging, the Fund Name and Share class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Payment Methods for Redemptions

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
o     to allow your purchase to clear;
o     during periods of market volatility; or
o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

Redemptions from Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchange Privileges

   You may exchange Shares of the Fund into the same class of another Independence One Fund. In addition, you may exchange Class B Shares of the funds into the Independence One U.S. Treasury Money Market Fund and Class A Shares into Shares of Federated Michigan Intermediate Municipal Trust, and Shares of any of the Independence One Money Market funds. Shareholders of the funds have access to these funds ("participating funds") through an exchange program.

To execute an order to exchange, you must:
o     ensure that the account registrations are identical;
o     meet any minimum initial investment requirements; and
o     receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Funds may modify or terminate the exchange privilege at any time. The Funds' management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Funds and other shareholders. If this occurs, a Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other participating funds.

Systematic Withdrawal Program

   Shareholders may automatically redeem Shares in an amount directed by the shareholder on a regular basis. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. To apply for participation in this program, contact Independence One Capital Management Corporation at 1-800-334-2292. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Additional Conditions

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Account and Share Information

Share Certificates

The Funds do not issue share certificates.

Confirmations and Account Statements

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Dividends and Capital Gains

Equity Plus Fund declares and pays dividends quarterly, Small Cap Fund declares and pays dividends semi-annually and International Equity Fund declares and pays dividends annually. U.S. Government Securities Fund and Fixed Income Fund declare and pay dividends monthly.

Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

Tax Information

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns.

Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Equity Plus Fund, Small Cap Fund and International Equity Fund distributions are expected to be both dividends and capital gains.

U.S. Government Securities Fund distributions are expected to be primarily dividends. Fixed Income Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?

   The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Independence One Capital Management ("IOCM"). The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is 27777 Inkster Road, Mail-Code 10-52, Farmington Hills, Michigan, 48333-9065.

The Adviser has delegated daily management of some of the Equity Plus Fund and Small Cap Fund's assets to a Sub-Adviser, Sosnoff Sheridan Weiser Corporation (doing business as Sosnoff Sheridan Group), which is paid by the Adviser and not by the Funds. Sosnoff Sheridan Weiser Corporation is controlled by Tom Sosnoff, its Director and President, and Scott Sheridan, its Director, Executive
Vice-President and Secretary. The Corporation's address is 440 South LaSalle Street, Suite 2301, Chicago, Illinois 60605.

The Adviser has delegated daily management of some of the International Equity Fund's assets to a Sub-Adviser, ABN AMRO Asset Management (USA), LLC ("AAAM"), which is paid by the Adviser and not by the Fund. AAAM's address is 208 S. LaSalle Street, 4th floor, Chicago, Illinois, 60604. The International Equity Team, associated with AAAM, is responsible for the day-to-day portfolio management of the International Equity Fund.

IOCM is an investment advisory subsidiary of Michigan National Corporation ("MNC"). IOCM provides investment advisory services for trust and other managed assets of Michigan National Bank, a national banking association and wholly owned subsidiary of MNC. MNC is a wholly owned subsidiary of ABN AMRO Holding N.V., a publicly listed company headquartered in the Netherlands (the "Parent"), through other wholly-owned intermediate holding companies owned by the Parent. Through its subsidiaries and affiliates, MNC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. IOCM and the Trust Division of Michigan National Bank (the "Trust Division") manage custodial assets totaling $10.5 billion. Of this amount, IOCM and the Trust Division have investment discretion over $2.5 billion. IOCM, or its predecessor, Michigan National Bank, have managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964.

An Investment Committee, associated with the Funds' Adviser, is responsible for portfolio management of the Equity Plus Fund, Small Cap Fund and International Equity Fund. The Investment Committee has been managing the International Equity Fund since September 1999 and the Equity Plus Fund and Small Cap Fund since June 2000.

The portfolio manager for U.S. Government Securities and Fixed Income Fund is Bruce Beaumont. Mr. Beaumont has been Vice President and Portfolio Manager for Michigan National Bank and IOCM in Farmington Hills since 1994. Mr. Beaumont has been responsible for management of Fixed Income Fund's portfolio since February 1998. Mr. Beaumont has been primarily responsible for management of U.S. Government Securities Fund's portfolio since January 1995, previously having assisted with those duties. He joined Michigan National Bank in 1987 and served as Vice President--Head Government Bond Trader until 1994. He earned his BA from Alma College and a MBA from Northwestern University. Mr. Beaumont is a Chartered Financial Analyst and a Certified Public Accountant.

Advisory Fees

The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: Equity Plus Fund - 0.40%, Small Cap Fund - 0.50%, International Equity Fund - 1.00%, U.S. Government Securities Fund - 0.70%, and Fixed Income Fund - 0.75%. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

Standard & Poor's

   Standard & Poor's(R)," "S&P(R)" and "S&P 100(R)," are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Independence One Capital Management Corporation. Independence One Equity Plus Fund and Independence One Small Cap Fund are not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P").

S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Standard & Poor's 100 Index ("S&P 100 Index") to track general stock market performance. S&P's only relationship to Independence One Capital Management Corporation (the "Licensee") is the licensing of certain trademarks and trade names of S&P, and S&P 100 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Funds. S&P has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN.

WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Financial Information

Financial Highlights

The Financial Highlights will help you understand the Funds' financial performance for their past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by KPMG LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report.


   A Statement of Additional Information (SAI) dated June 30, 2001, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as soon as they become available. The Annual Report's Management Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-334-2292.

You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Independence One(R)

Mutual Funds

Independence One Equity Plus Fund
Trust Shares

Independence One Small Cap Fund
Class A Shares

Independence One International Equity Fund
Class A Shares

Independence One U.S. Government Securities Fund
Class A Shares

Independence One Fixed Income Fund
Trust Shares

800-334-2292

www.MichiganNational.com

Investment Company Act File No: 811-5752

Cusip 453777872

Cusip 453777831

Cusip 453777849

Cusip 453777807

Cusip 453777864

G01200-11 (6/01)

Federated Securities Corp., Distributor


PART C.    OTHER INFORMATION.

Item 24.     Exhibits:

  (a)  Conformed copy of Declaration of Trust of the Registrant; (1)
         (i)  Conformed copy of Amendment No. 1 to the Declaration of
              Trust; (2)
        (ii)  Conformed copy of Amendment No. 2 to the Declaration of
              Trust; (2)
       (iii)  Conformed copy of Amendment No. 3 to the Declaration of
              Trust; (4)
        (iv)  Conformed copy of Amendment No. 4 to the Declaration of
              Trust; (6)
         (v)  Conformed copy of Amendment No. 5 to the Declaration of
              Trust; (6)
        (vi)  Conformed copy of Amendment No. 6 to the Declaration of
              Trust; (10)
       (vii)  Conformed copy of Amendment No. 8 to the Declaration of
              Trust; (10)
      (viii)  Conformed copy of Certification dated December 6, 1994; (10)
        (ix)  Conformed copy of Amendment No. 9 to the Declaration of
              Trust; (12)
         (x)  Conformed copy of Amendment No. 10 to the Declaration of
              Trust; (20)
        (xi) Conformed copies of Amendment Nos. 11 & 12 to the Declaration of Trust; (26)
         (xii) Conformed copies of Amendment Nos. 13-16 to the Declaration of Trust; +
   (b)  Copy of By-Laws of the Registrant; (1)
----
+ All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on January 13, 1989. (File Nos. 33-26516 and 811-5752)

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on May 5, 1989. (File Nos. 33-26516 and 811-5752)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on June 27, 1990. (File Nos. 33-26516 and 811-5752)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed June 24, 1992. (File Nos. 33-26516 and 811-5752)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995. (File Nos. 33-26516 and 811-5752)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1995. (File Nos. 33-26516 and 811-5752)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on June 26, 1998. (File Nos. 33-26516 and 811-5752)

26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on June 30, 2000. (File Nos. 33-26516 and 811-5752)


      (c)     (i) Copy of Specimen Certificate for Shares of      Beneficial
           Interest of Independence One U.S.    Government Securities Fund;
           (7)
            (ii) Copy of Specimen Certificate for Shares of Beneficial Interest of Independence One Equity Plus Fund, Independence One Fixed Income Fund, and Independence One Michigan Municipal Bond Fund; (14)
           (iii) Copy of Specimen Certificate for Shares of Beneficial Interest of Independence One U.S. Treasury Money Market Fund; (2)
            (iv) Copy of Specimen Certificates for Shares of Beneficial Interest of Independence One Michigan Municipal Cash Fund and Independence One Prime Money Market Fund-Class A Shares and Class B Shares; (16)
             (v) Copy of Specimen Certificates for Shares of Beneficial Interest of Independence One Small Cap Fund and Independence One International Equity Fund; (19)
      (d) Conformed copy of Investment Advisory Contract of the Registrant, including Exhibits A-H; +
             (i) Conformed copy of Investment Sub-Advisory Agreement for Independence One U.S. Government Securities Fund; (8)
--------------------

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on May 5, 1989. (File Nos. 33-26516 and 811-5752)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992. (File Nos. 33-26516 and 811-5752)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 24, 1993. (File Nos. 33-26516 and 811-5752)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on August 29, 1995. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on April 2, 1998. (File Nos. 33-26516 and 811-5752)

      (ii) Conformed copy of Investment Sub-Advisory Agreement for Independence One Equity Plus Fund; +
     (iii) Conformed Copy of Investment Sub-Advisory Agreement for Independence One Small Cap Fund; +
       (iv) Conformed Copy of Sub-Advisory Agreement for Independence One International Equity Fund; (21)
 (e) Conformed Copy of Distributor's Contract of Registrant through and including Exhibit C; (16)
        (i)  Conformed Copy of Exhibit D to the Distributor's Contract;
             (10)
       (ii)  Conformed Copy of Exhibit E to the Distributor's Contract;
             (10)
      (iii)  Conformed copy of Exhibit F to the Distributor's Contract;
             (13)
       (iv)  Conformed copy of Exhibit G to the Distributor's Contract;
             (13)
        (v)  Conformed copy of Exhibit H to the Distributor's Contract;
             (13)
       (vi)  Conformed copy of Exhibit I to the Distributor's Contract;
             (13)
      (vii)  Conformed copy of Exhibit J to the Distributor's Contract;
             (13)
     (viii)  Conformed copy of Exhibit K to the Distributor's Contract;
             (13)
--------------------
+ All exhibits have been filed electronically.

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995. (File Nos. 33-26516 and 811-5752)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on July 25, 1995. (File Nos. 33-26516 and 811-5752)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on August 29, 1995. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on April 2, 1998. (File Nos. 33-26516 and 811-5752)

        (ix)  Conformed copy of Exhibit L to the Distributor's Contract;
              (25)
        (x)   Conformed copy of Exhibits M and N to the Distributor's
              Contract; (26)
  (f)  Not applicable;
  (g)    (i)  Conformed Copy of Custodian Agreement of the
              Registrant through and including Exhibit A; (16)
         (a) Conformed Copy of Amendment No. 2 to Exhibit A of the Custodian Agreement; (19)
       (ii) Conformed Copy of the Restatement of the Administrative Services Agreement of the Registrant; (16)
       (iii) Conformed copy of Assignment to the Restatement of the Administrative Services Agreement; +
        (iv) Conformed Copy of Amendment No. 1 to Exhibit A of Agency Agreement of the Registrant; (7)
  (h)    (i)  Conformed Copy of Agreement for Fund Accounting,
              Shareholder Record keeping, and Custody Services
              Procurement; (10)
         (a) Amendment to Exhibit 1 of the Agreement for Fund Accounting, Shareholder Record keeping, and Custody Services Procurement; +
        (ii)  Conformed copy of Shareholder Services Plan; (13)
       (iii) Conformed Copy of Exhibit 1 to the Shareholder Services Plan of the Registrant; (12)
--------------------
+ All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992. (File Nos. 33-26516 and 811-5752)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995. (File Nos. 33-26516 and 811-5752)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1995. (File Nos. 33-26516 and 811-5752)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on July 25, 1995. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on April 2, 1998. (File Nos. 33-26516 and 811-5752)

25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on March 20, 2000. (File Nos. 33-26516 and 811-5752)

26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on June 30, 2000. (File Nos. 33-26516 and 811-5752)


        (iv) Conformed Copy of Amendments 1 and 2 to Exhibit 1 to the Shareholder Services Plan of the Registrant; +
          (v) Conformed copy of Shareholder Services Agreement (Amended and Restated 3/9/2001); +
  (i)   Conformed Copy of Opinion and Consent of Counsel as to
        legality of shares being registered; (16)
  (j)   Conformed Copy of Independent Auditors Consent; (26)
  (k)   Not applicable;
  (l)   Conformed Copy of Initial Capital Understanding; (16)
  (m)     (i)  Conformed Copy of Distribution Plan through and
               including Exhibit A; (16)
         (ii) Copy of Sales Agreement with Federated Securities Corp. and Administrative Agreement - Appendix B; (2)
        (iii)  Conformed copy of Exhibit B of Distribution Plan; (8)
        (iv)   Conformed Copies of Exhibit C and D of Distribution Plan;
               (25)
        (v)    Conformed Copies of Exhibit E and F of the Distribution
               Plan; +
        (vi) Copy of Schedule A of Sales Agreement with Federated Securities Corp.; (7)
        (vii) Copy of Fee Schedule for Rule 12b-1 Agreement with Federated Securities Corp.; (7)
  (n)   Conformed copy of Multiple Class Plan (Amended and Restated
               as of 6/7/2000); +
--------------------
+ All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on May 5, 1989. (File Nos. 33-26516 and 811-5752)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on December 12, 1989. (File Nos. 33-26516 and 811-5752)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992. (File Nos. 33-26516 and 811-5752)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 24, 1993. (File Nos. 33-26516 and 811-5752)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on December 5, 1995. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on March 20, 2000. (File Nos. 33-26516 and 811-5752)

26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on June 30, 2000. (File Nos. 33-26516 and 811-5752)


    (o)     (i)  Conformed copy of Power of Attorney; (16)
           (ii) Conformed copy of Power of Attorney (adding Nathan Forbes as Trustee) (20)
    (p)   Codes of Ethics for the Adviser; (26)
            (i) Code of Ethics for the Sub-Adviser of the Equity Plus Fund and the Small Cap Fund; (26)
           (ii) Code of Ethics for the Sub-Adviser of the International Equity Fund. (26)

Item 24.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 25.    Indemnification: (4)

Item 26.    Business and Other Connections of Investment Adviser:

          Independence One Capital Management Corporation ("IOCM") is an investment advisory subsidiary of Michigan National Corporation
          ("MNC"). IOCM provides investment advisory services for trust and other managed assets of Michigan National Bank, a national banking association and wholly owned subsidiary of MNC. MNC is a wholly owned subsidiary of ABN AMRO Holding N.V., a publicly listed company headquartered in the Netherlands (the "Parent"), through other wholly-owned intermediate holding companies owned by the Parent. Through its subsidiaries and affiliates, MNC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. Of this amount, IOCM and the Trust Division have investment discretion over $2.5 billion. IOCM, or its predecessor, Michigan National Bank, have managed mutual funds since May 1989. For more information on the business of the Adviser, see the Prospectuses under the heading "Who Manages the Funds?" -------------------- + All exhibits have been filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on June 27, 1990. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on June 26, 1998. (File Nos. 33-26516 and 811-5752)

26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on June 30, 2000. (File Nos. 33-26516 and 811-5752)


Item 26. - Continued.

          The officers and directors of the Adviser and any other business, profession, vocation or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years is set forth below. Unless otherwise noted, the position listed under Other Business, Profession, Vocation or Employment is with IOCM. The business address of each such director and officer is 27777 Inkster Road, Farmington Hills, Michigan, 48333-9065.





                                                  Other Substantial Business
                           Position with            Profession, Vocation or
Name                        the Adviser                   Employment
----                       -------------        ------------------------------

Glenn L. Barnes              Director           Executive General Manager,
                                                Business and Personal Financial Services,
                                                National Australia Bank Limited.

John S. Carton               Director           Director, Michigan National Corporation;
                                                Chairman, President, and CEO,
                                                Pine View, Inc.

Sidney E. Forbes             Director           Director, Michigan National Corporation;
                                                Partner, Forbes/Cohen Properties.


William F. Pickard           Director           Director, Michigan National Corporation,
                                                Chairman and Chief Executive Officer, Regal
                                                Plastics Company.

Douglas E. Ebert             Director,          Chief Executive Officer,
                             and Chief          Michigan National Corporation
                             Executive Officer

Stephen A. VanAndel          Director           Director, Michigan National Corporation;
                                                Chairman, Amway Corporation.

Frank J. Cicutto             Director           Managing Director & Chief
Executive Officer, National                           Australia Bank Limited

James B. Meyer               Director           Director, Michigan National
                                                Corporation, President and
                                                Chief Operating Officer,
                                                Spartan Stores, Inc.

James A. Williams            Chairman           Chairman, Michigan National Corporation;
                                                Chairman and President Williams, Williams,
                                                Ruby & Plunkett P.C.

                                                  Other Substantial Business
                           Position with            Profession, Vocation or
Name                        the Adviser                   Employment
----                       -------------        ------------------------------
Richard C. Webb              Head CBFS                Head, Custom Business
Financial Services ("CBFS"),                          Michigan National Corporation.


Susan Barbour                Head of Preminum      Head of Premium Financial
                             Financial Services    Services, Michigan National
                                                   Corporation
Joel Blom                    Head-Direct Retailing
                             & Channel Mgt.

Robert Hutchinson            Head of Retail       Head of Retail Financial Services
                             Financial Services   Michigan National Corporation

Robert Stapleton             Head-Investment
                             Services

Leslie V. Starr              Head-Information
                             Technology

Charles Van Swearingen       Chief Financial       Chief Financial Officer,
                             Officer               Michigan National Corporation.

                             Kevin J. Van Solkema  Head/Risk   Head of Risk
                                                   Management,
                             Management            Michigan National Bank.

Errol Talbott                Chief Operations       Director, Michigan
                             Officer                National Corporation.

Joseph L. Fritzsche          Head-Corporate Human   Head-Corporate Human Resources,
                             Resources              Michigan National Corporation.

James C. Rose              Acting General Counsel   Acting General Counsel &
                           & Secretary               Secretary



     For further information about IOCM, its officers and directors, response is incorporated by reference to IOCM's Form ADV, File No. 801-29728, dated September 14, 1994, as amended.

     IOCM has delegated daily management of some of the Equity Plus Fund and Small Cap Fund's assets to a Sub-Adviser, Sosnoff Sheridan Weiser Corporation (doing business as Sosnoff Sheridan Group), who is paid by the Adviser and not by the Funds. Sosnoff Sheridan Weiser Corporation is controlled by Tom Sosnoff, its Director and President, and Scott Sheridan, it Director, Executive
Vice-President and Secretary. The Corporation's address is 440 South LaSalle Street, Suite 2301, Chicago, Illinois 60605.

     For further information about Sosnoff Sheridan Weiser Corporation, its officers and directors, response is incorporated by reference to IOCM's Form ADV, File No. 801-49181, dated May 17, 1995, as amended.

     ABN AMRO Asset Management is a global network of asset managers managing global, regional and domestic portfolios. As of September 30, 2000, assets under management worldwide exceeded $118 billion. AAAM, located at 208 South LaSalle Street, Chicago, Illinois 60604-1003, is the US presence within the global network and US registered investment adviser providing domestic, regional and global management services from its US offices and from offices of certain affiliates in Amsterdam, Hong Kong and Sao Paulo. As of September 30, 2000, assets under management by AAAM exceeded $11 billion. Exhibit F contains a table listing the board of managers and principal executive officers of AAAM and their principal occupations. Unless otherwise noted, the business address of such persons is the same as the principal address of AAAM.

Item 27.  Principal Underwriters:
          -----------------------

(a)   Federated Securities Corp. the
Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the
Registrant:


     Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.;

     Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust;
Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.

            (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Executive Vice President:     David M. Taylor


        (1)                          (2)                          (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Bryant R. Fisher
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Anthony J. Harper
                              Victor L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Dennis M. Laffey
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

                              Eugene B. Reed
                              Paul V. Riordan
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Terence Wiles
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Timothy S. Johnson
                              Victor R. Siclari

     The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

            (c)  Not applicable


Item 28.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Independence One Mutual Funds       5800 Corporate Drive
            (Registrant)                        Pittsburgh, PA 15237-7010

            Federated Shareholder Services      P.O. Box 8609
            Company                             Boston, Massachusetts
            (Transfer Agent,Dividend            02266-8609
            Disbursing Agent and
            Portfolio Recordkeeper)

            Federated Administrative Services   Federated Investors Tower
            (Administrator)                     1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

            Independence One Capital            27777 Inkster Road
            Management Corporation              Mail Code 10-52
            (Adviser)                           Farmington Hills, MI 48333

            ABN AMRRO Asset Management          208 S. LaSalle Street
              USA (LLC)                         4th Floor
             (Sub-Adviser to International      Chicago, IL   60604-1003
              Equity Fund)

            Independence One Capital            27777 Inkster Road
              Management Corporation            Mail Code 10-52
            (Sub-Adviser to U.S.                Farmington Hills, MI 48333
              Government Securities
              Fund)

            Sosnoff Sheridan Corporation        440 South LaSalle Street
            (Sub-Adviser to Equity Plus Fund    Suite 2301
              and Small Cap Fund)               Chicago, IL 60605

            Michigan National Bank              27777 Inkster Road
            (Custodian)                         Mail Code 10-52
                                                Farmington Hills, MI 48333

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, INDEPENDENCE ONE MUTUAL FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of April, 2001.

                             INDEPENDENCE ONE MUTUAL FUNDS

                  BY:  /s/ C. Grant Anderson
                  C. Grant Anderson, Secretary
                  Attorney in Fact for Edward C. Gonzales
                  April 27, 2001


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By:  /s/ C. Grant Anderson         Attorney In Fact       April 27, 2001
    C. Grant Anderson              For the Persons
    SECRETARY                      Listed Below


    NAME                            TITLE

Edward C. Gonzales*               President and Treasurer
                                  (Chief Executive Officer
                                  and Principal Financial and
                                  Accounting Officer)

Robert E. Baker*                  Trustee

Harold Berry*                     Trustee

Nathan Forbes*                    Trustee

Harry J. Nederlander*             Trustee

Thomas S. Wilson*                 Trustee

* By Power of Attorney